UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET CORE PLUS BOND FUND

FORM N-Q

SEPTEMBER 30, 2015

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 30.9%
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.6%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	6,420,000	$6,812,904
Daimler Finance NA LLC, Senior Notes	2.625%	9/15/16	10,450,000	10,567,824	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	27,160,000	25,477,438
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,550,000	1,857,591
Ford Motor Credit Co., LLC, Senior Notes	5.750%	2/1/21	4,010,000	4,504,609
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	12,560,000	14,217,970
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	3,850,000	3,736,564
General Motors Co., Senior Notes	6.250%	10/2/43	1,600,000	1,701,883
General Motors Financial Co. Inc., Senior Notes	2.750%	5/15/16	3,070,000	3,088,819
General Motors Financial Co. Inc., Senior Notes	3.250%	5/15/18	2,300,000	2,326,705
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,650,000	3,726,584
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	1,760,000	1,692,919
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	901,222
Hyundai Capital America, Senior Notes	2.125%	10/2/17	3,670,000	3,682,709	(a)

Total Automobiles				84,295,743

Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	6,340,000	6,435,100	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	15,450,000	15,952,125
McDonald’s Corp., Medium Term Notes	5.350%	3/1/18	310,000	337,771

Total Hotels, Restaurants & Leisure				22,724,996

Internet & Catalog Retail - 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	16,395,000	16,748,476
Netflix Inc., Senior Notes	5.500%	2/15/22	490,000	494,900	(a)
Netflix Inc., Senior Notes	5.875%	2/15/25	2,670,000	2,743,425	(a)
QVC Inc., Senior Secured Notes	5.950%	3/15/43	500,000	461,674

Total Internet & Catalog Retail				20,448,475

Media - 1.8%
21st Century Fox America Inc., Senior Debentures	6.750%	1/9/38	200,000	246,468
21st Century Fox America Inc., Senior Notes	4.500%	2/15/21	8,000	8,649
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	260,000	297,135
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	1,350,000	1,611,000
21st Century Fox America Inc., Senior Notes	6.900%	8/15/39	120,000	146,638
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	1/15/19	7,256,000	7,401,120
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	2,280,000	2,077,650	(a)
CCO Safari II LLC, Senior Secured Notes	6.384%	10/23/35	2,540,000	2,569,837	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	17,760,000	17,917,176	(a)
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	4,395,387
Comcast Cable Communications LLC, Notes	8.875%	5/1/17	109,000	121,980
Comcast Corp., Notes	5.875%	2/15/18	65,000	71,490
Comcast Corp., Notes	6.450%	3/15/37	2,340,000	2,961,347
Comcast Corp., Senior Notes	6.300%	11/15/17	1,210,000	1,333,996
Comcast Corp., Senior Notes	3.375%	2/15/25	900,000	908,821
Comcast Corp., Senior Notes	3.375%	8/15/25	12,290,000	12,384,522
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,699,499
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	240,676
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	69,185
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	2,863,814
Comcast Corp., Senior Notes	6.950%	8/15/37	2,520,000	3,316,832
Comcast Corp., Senior Notes	6.550%	7/1/39	3,690,000	4,685,241
Comcast Corp., Senior Notes	6.400%	3/1/40	7,240,000	9,219,662
COX Communications Inc., Senior Notes	4.700%	12/15/42	120,000	101,986	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	2,235,000	$2,000,325
DISH DBS Corp., Senior Notes	5.125%	5/1/20	1,240,000	1,162,500
DISH DBS Corp., Senior Notes	6.750%	6/1/21	3,040,000	2,927,885
DISH DBS Corp., Senior Notes	5.875%	7/15/22	3,335,000	2,951,475
DISH DBS Corp., Senior Notes	5.875%	11/15/24	17,079,000	14,506,476
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	22,040,000	22,156,856	(a)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	11,230,000	12,303,285
Numericable-SFR SAS, Senior Secured Bonds	6.000%	5/15/22	14,860,000	14,321,325	(a)
Numericable-SFR SAS, Senior Secured Bonds	6.250%	5/15/24	3,530,000	3,397,625	(a)
Time Warner Cable Inc., Debentures	7.300%	7/1/38	1,150,000	1,204,488
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	1,499,000	1,472,887
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	18,120,000	21,114,729
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	8,351,000	8,583,333
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	3,295,000	3,295,781
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	3,400,000	3,236,208
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	4,660,000	4,173,552
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	2,060,000	2,389,343
Time Warner Inc., Senior Debentures	7.700%	5/1/32	24,871,000	32,296,610
Time Warner Inc., Senior Notes	4.700%	1/15/21	20,000	21,840
Time Warner Inc., Senior Notes	4.750%	3/29/21	9,220,000	10,025,432
Time Warner Inc., Senior Notes	6.250%	3/29/41	970,000	1,117,176
UBM PLC, Notes	5.750%	11/3/20	6,060,000	6,616,326	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	11,788,000	12,200,580	(a)
Viacom Inc., Senior Notes	4.250%	9/1/23	4,202,000	4,116,418
Virgin Media Secured Finance PLC, Senior Secured Notes	5.375%	4/15/21	3,402,000	3,423,263	(a)

Total Media				267,665,825

TOTAL CONSUMER DISCRETIONARY				395,135,039

CONSUMER STAPLES - 3.1%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	12,580,000	14,050,992
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	4,730,000	5,235,821
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	26,650,000	25,500,959
Constellation Brands Inc., Senior Notes	6.000%	5/1/22	2,800,000	3,059,000
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,935,000	1,927,744
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	620,000	688,546
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	15,402,187
Heineken NV, Senior Notes	1.400%	10/1/17	11,050,000	11,044,718	(a)
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	1,370,000	1,361,487
PepsiCo Inc., Senior Notes	7.900%	11/1/18	109,000	128,853
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	4,803,200
Pernod-Ricard SA, Senior Notes	2.950%	1/15/17	2,360,000	2,399,443	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	24,905,000	26,160,760	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	4,170,000	4,465,411	(a)

Total Beverages				116,229,120

Food & Staples Retailing - 0.7%
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	16,169,858
CVS Health Corp., Senior Notes	3.875%	7/20/25	6,600,000	6,803,333
CVS Health Corp., Senior Notes	4.875%	7/20/35	12,000,000	12,591,252
CVS Health Corp., Senior Notes	5.125%	7/20/45	23,790,000	25,573,132
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	377,295	410,987	(a)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	4,336,376	4,990,930
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	11,370,988	12,844,793
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	2,599,769	3,083,133
Dollar Tree Inc., Senior Notes	5.250%	3/1/20	3,160,000	3,240,264	(a)
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	8,190,000	8,497,125	(a)
Kroger Co., Senior Notes	6.400%	8/15/17	1,270,000	1,383,114

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - (continued)
Kroger Co., Senior Notes	6.900%	4/15/38	2,900,000	$3,649,705
Kroger Co., Senior Notes	5.150%	8/1/43	780,000	823,723
Wal-Mart Stores Inc., Notes	5.800%	2/15/18	180,000	199,577
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,260,000	2,899,621
Wal-Mart Stores Inc., Senior Notes	4.250%	4/15/21	360,000	398,736

Total Food & Staples Retailing				103,559,282

Food Products - 0.6%
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	7,311,470	9,122,172
Kraft Foods Group Inc., Senior Notes	5.375%	2/10/20	9,526,000	10,639,580
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	9,430,000	9,620,901
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	9,949,000	10,617,573	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	6,810,000	6,967,876	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	6,680,000	6,977,855	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	5,300,000	5,612,960	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	15,275,000	15,828,948
Tyson Foods Inc., Senior Bonds	5.150%	8/15/44	2,250,000	2,360,419
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	2,090,000	2,126,782	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	7,490,000	7,694,350	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	3,010,000	3,135,035	(a)

Total Food Products				90,704,449

Household Products - 0.0%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	5,200,000	5,304,000	(a)

Tobacco - 1.0%
Altria Group Inc., Senior Notes	9.250%	8/6/19	11,710,000	14,594,255
Altria Group Inc., Senior Notes	4.750%	5/5/21	13,410,000	14,611,670
Altria Group Inc., Senior Notes	2.850%	8/9/22	15,620,000	15,261,099
Altria Group Inc., Senior Notes	9.950%	11/10/38	490,000	783,526
Altria Group Inc., Senior Notes	10.200%	2/6/39	1,230,000	1,988,172
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,890,000	11,839,074
Imperial Tobacco Finance PLC, Senior Notes	2.050%	2/11/18	4,660,000	4,657,693	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	12,536,565
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,101,094
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	6,565,000	6,582,666
Reynolds American Inc., Senior Bonds	3.750%	5/20/23	11,350,000	11,401,393	(a)
Reynolds American Inc., Senior Notes	6.750%	6/15/17	8,430,000	9,125,829
Reynolds American Inc., Senior Notes	8.125%	6/23/19	2,160,000	2,557,827	(a)
Reynolds American Inc., Senior Notes	3.250%	6/12/20	7,140,000	7,343,726
Reynolds American Inc., Senior Notes	3.250%	11/1/22	4,870,000	4,845,163
Reynolds American Inc., Senior Notes	5.850%	8/15/45	24,863,000	27,661,828

Total Tobacco				149,891,580

TOTAL CONSUMER STAPLES				465,688,432

ENERGY - 3.7%
Energy Equipment & Services - 0.1%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	3,790,000	3,041,475
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	550,000	637,964
Baker Hughes Inc., Senior Notes	3.200%	8/15/21	8,710,000	8,750,144
CGG, Senior Notes	6.500%	6/1/21	1,420,000	812,240
Ensco PLC, Senior Notes	4.700%	3/15/21	620,000	522,101
Schlumberger Norge AS, Senior Notes	4.200%	1/15/21	720,000	778,752	(a)
SESI LLC, Senior Notes	7.125%	12/15/21	2,450,000	2,404,063
Transocean Inc., Senior Notes	5.550%	12/15/16	320,000	316,000
Transocean Inc., Senior Notes	6.000%	3/15/18	5,485,000	5,018,775

Total Energy Equipment & Services				22,281,513

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 3.6%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	6.125%	7/15/22	3,000,000	$3,052,398
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	1,060,000	980,500
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	2,850,000	2,551,465
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	6,470,000	7,894,377
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	8,334,000	8,993,469
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	30,000	35,384
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	4,140,000	4,554,588
Apache Corp., Senior Notes	3.250%	4/15/22	3,214,000	3,129,076
Apache Corp., Senior Notes	6.000%	1/15/37	1,810,000	1,929,849
Apache Corp., Senior Notes	5.100%	9/1/40	13,496,000	12,887,330
Arch Coal Inc., Senior Notes	7.000%	6/15/19	9,600,000	720,000
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	15,260,000	15,081,443
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	510,000	534,446
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,650,000	1,660,610
California Resources Corp., Senior Notes	5.500%	9/15/21	4,764,000	2,906,040
California Resources Corp., Senior Notes	6.000%	11/15/24	4,906,000	2,922,136
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	1,575,000	1,157,625
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	7,450,000	5,191,719
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	2,790,000	1,820,475
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	2,040,000	1,330,461
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	34,120,000	32,470,196
Concho Resources Inc., Senior Notes	6.500%	1/15/22	4,737,000	4,665,945
Concho Resources Inc., Senior Notes	5.500%	10/1/22	2,040,000	1,943,100
Concho Resources Inc., Senior Notes	5.500%	4/1/23	7,960,000	7,581,900
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	810,000	1,041,091
ConocoPhillips, Notes	6.500%	2/1/39	110,000	133,066
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	11,286
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	693,000	858,637
Continental Resources Inc., Senior Notes	7.125%	4/1/21	200,000	205,750
Continental Resources Inc., Senior Notes	5.000%	9/15/22	1,220,000	1,067,500
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,785,000	1,550,051
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	5,800,000	5,021,060
Devon Energy Corp., Senior Notes	6.300%	1/15/19	14,500,000	16,232,620
Devon Energy Corp., Senior Notes	3.250%	5/15/22	950,000	912,249
Devon Energy Corp., Senior Notes	5.000%	6/15/45	15,360,000	13,916,421
Devon Financing Corp. LLC, Debentures	7.875%	9/30/31	60,000	73,413
Ecopetrol SA, Senior Notes	5.375%	6/26/26	16,300,000	14,221,750
Ecopetrol SA, Senior Notes	5.875%	5/28/45	12,200,000	9,302,500
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	10,160,000	11,026,445
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	2,002,000	1,805,564
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.750%	2/1/22	3,250,000	2,852,688
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	3,118,000	2,758,651
Hess Corp., Notes	8.125%	2/15/19	8,620,000	10,067,005
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,821,000	2,131,734
Kerr-McGee Corp., Notes	7.875%	9/15/31	2,087,000	2,591,860
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	3,276,000	3,349,913
Kinder Morgan Inc., Senior Notes	7.250%	6/1/18	5,740,000	6,345,478
Kinder Morgan Inc., Senior Subordinated Notes	7.000%	6/15/17	11,034,000	11,762,630
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	5.500%	2/15/23	1,490,000	1,443,438
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	4.875%	12/1/24	13,540,000	12,389,100
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	4.875%	6/1/25	8,960,000	8,241,408
MEG Energy Corp., Senior Notes	6.375%	1/30/23	350,000	273,875	(a)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	10,670,000	5,601,750	(a)
Noble Energy Inc., Senior Notes	8.250%	3/1/19	14,890,000	17,487,799
Noble Energy Inc., Senior Notes	4.150%	12/15/21	10,000	10,063
Noble Energy Inc., Senior Notes	5.250%	11/15/43	2,735,000	2,430,069
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	5,170,000	5,210,946
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	4,945,000	4,978,690

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	3.875%	1/27/16	540,000	$530,550
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	5,579,000	4,161,655
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	57,170,000	41,591,175
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	15,500,000	11,280,900
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	28,762,000	26,964,375
Petroleos Mexicanos, Senior Bonds	5.500%	6/27/44	3,860,000	3,097,650	(a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	17,710,000	15,910,664
QEP Resources Inc., Senior Notes	6.875%	3/1/21	8,110,000	7,461,200
QEP Resources Inc., Senior Notes	5.250%	5/1/23	4,580,000	3,828,880
Range Resources Corp., Senior Notes	5.000%	8/15/22	1,020,000	902,700
Range Resources Corp., Senior Notes	4.875%	5/15/25	7,160,000	6,381,350	(a)
Range Resources Corp., Senior Subordinated Notes	5.750%	6/1/21	1,630,000	1,536,275
Range Resources Corp., Senior Subordinated Notes	5.000%	3/15/23	10,840,000	9,586,625
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	3,240,000	3,343,356
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	5,781,000	5,924,195
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	471,472
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.625%	2/1/21	3,190,000	2,958,725
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	2,554,300
Samson Investment Co., Senior Notes	9.750%	2/15/20	10,650,000	159,750	*(b)
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	2,310,000	1,801,800	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,980,000	2,173,646
Shell International Finance BV, Senior Notes	4.125%	5/11/35	7,300,000	7,101,404
Shell International Finance BV, Senior Notes	6.375%	12/15/38	5,885,000	7,341,867
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	13,616,492
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	7,140,000	7,240,224	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	19,860,000	20,662,205	(a)
Statoil ASA, Senior Notes	3.125%	8/17/17	4,000,000	4,142,208
Whiting Canadian Holding Co. ULC, Senior Notes	8.125%	12/1/19	1,755,000	1,693,575
Williams Cos. Inc., Debentures	7.500%	1/15/31	499,000	432,507
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	10,339,000	10,505,479
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	287,000	254,200
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	2,887,633

Total Oil, Gas & Consumable Fuels				531,800,067

TOTAL ENERGY				554,081,580

FINANCIALS - 11.2%
Banks - 7.4%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	9,850,000	9,772,175	(a)
ANZ New Zealand International Ltd., Senior Notes	1.850%	10/15/15	7,100,000	7,103,018	(a)
BAC Capital Trust XIV, Junior Subordinated Notes	4.000%	10/16/15	12,050,000	9,248,375	(c)(d)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	16,950,000	16,568,625	(c)(d)
Bank of America Corp., Senior Notes	3.875%	3/22/17	3,610,000	3,729,477
Bank of America Corp., Senior Notes	6.400%	8/28/17	90,000	97,667
Bank of America Corp., Senior Notes	5.750%	12/1/17	1,800,000	1,945,699
Bank of America Corp., Senior Notes	5.650%	5/1/18	160,000	174,577
Bank of America Corp., Senior Notes	2.600%	1/15/19	8,150,000	8,232,804
Bank of America Corp., Senior Notes	5.625%	7/1/20	14,140,000	15,948,153
Bank of America Corp., Senior Notes	5.875%	1/5/21	15,920,000	18,232,014
Bank of America Corp., Senior Notes	5.000%	5/13/21	11,720,000	12,914,057
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	28,738,572
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	240,440
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	14,297,074
Bank of America Corp., Senior Notes	3.875%	8/1/25	13,710,000	13,900,446
Bank of America Corp., Senior Notes	5.000%	1/21/44	42,260,000	44,503,203

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes	4.875%	4/1/44	23,630,000	$24,529,500
Bank of America Corp., Subordinated Notes	6.050%	5/16/16	390,000	401,143
Bank of America Corp., Subordinated Notes	5.420%	3/15/17	3,000,000	3,151,386
Bank of America Corp., Subordinated Notes	5.700%	5/2/17	5,920,000	6,247,660
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	14,069,919
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,214,280
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	12,000,000	11,863,380
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	4,555,000	4,925,991	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	7,270,000	7,379,472
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,354,064	(a)
CIT Group Inc., Senior Notes	4.250%	8/15/17	690,000	698,625
CIT Group Inc., Senior Notes	5.375%	5/15/20	1,270,000	1,330,325
CIT Group Inc., Senior Notes	5.000%	8/1/23	10,380,000	10,315,125
Citigroup Inc., Junior Subordinated Bonds	5.350%	5/15/23	6,200,000	5,781,500	(c)(d)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	8,170,000	7,860,766	(c)(d)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	28,020,000	26,408,850	(c)(d)
Citigroup Inc., Junior Subordinated Notes	5.950%	1/30/23	6,050,000	5,872,281	(c)(d)
Citigroup Inc., Junior Subordinated Notes	5.900%	2/15/23	3,420,000	3,334,500	(c)(d)
Citigroup Inc., Senior Notes	6.000%	8/15/17	7,720,000	8,321,952
Citigroup Inc., Senior Notes	3.875%	10/25/23	330,000	340,285
Citigroup Inc., Senior Notes	4.650%	7/30/45	36,500,000	36,406,779
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	19,090,000	19,199,481
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	717,669
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	27,474,898
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	11,388,358
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	15,300,000	15,217,487
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	1,963,435
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	152,473
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	5,404,000	6,617,328
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,130,000	1,175,775
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,160,000	4,598,926	(a)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Junior Subordinated Notes	11.000%	6/30/19	11,522,000	14,166,299	(a)(c)(d)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	4.625%	12/1/23	24,060,000	24,858,600
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	4.375%	8/4/25	16,000,000	16,011,472
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.750%	12/1/43	10,600,000	11,587,549
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.250%	8/4/45	10,420,000	10,544,957
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	16,980,000	19,275,696	(a)(c)(d)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	880,000	849,756	(a)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	10,440,000	9,983,250	(c)(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	8,270,000	8,203,757
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	17,750,000	17,490,779
ING Bank NV, Subordinated Notes	5.800%	9/25/23	13,820,000	14,983,520	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	1/15/16	3,880,000	3,900,979
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	29,410,000	29,021,729	(a)
JPMorgan Chase & Co., Senior Notes	6.300%	4/23/19	9,630,000	10,949,483
JPMorgan Chase & Co., Senior Notes	4.400%	7/22/20	10,770,000	11,628,444
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,780,000	1,918,258
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	9,480,000	10,228,626
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	20,278
JPMorgan Chase & Co., Subordinated Notes	5.150%	10/1/15	250,000	250,000
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	309,000	332,109
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	8,928,000	8,725,022
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,995,000	3,956,824
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	20,000,000	19,920,880
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	11,010,000	10,964,947
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	17,870,000	17,923,592
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	115,340	(a)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	15,430,588

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	25,360,000	$25,486,800	(c)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	14,640,000	15,751,762	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,885,000	2,346,825	(c)(d)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/30/17	500,000	532,500	(c)(d)
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	5,810,000	6,527,059
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	6,229,000	6,741,074
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	12,920,000	13,883,096
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	15,075,000	16,049,855
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	24,180,000	24,372,062
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	4,009,000	4,138,046
Santander US Debt SA Unipersonal, Senior Notes	3.781%	10/7/15	2,300,000	2,300,368	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	36,490,000	35,057,585	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.100%	1/14/16	4,290,000	4,316,963	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	11,670,000	11,613,914	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	11/2/15	33,391,000	32,724,850	(c)(d)
Wachovia Corp., Senior Notes	5.750%	2/1/18	13,275,000	14,526,169
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	8,110,000	8,280,132
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	5,740,000	5,734,553
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	15,308,744
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	6,827,861
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,891,720
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	33,290,000	33,927,204
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	8,964,794
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,058,349
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	18,460,000	18,181,106
Wells Fargo Bank NA, Subordinated Notes	6.000%	11/15/17	3,920,000	4,273,133
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	5,612,000	5,626,030

Total Banks				1,101,645,268

Capital Markets - 1.5%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	925,000	1,008,556
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	24,115,000	23,631,446	(a)
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	11/2/15	9,200,000	6,647,000	(c)(d)
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	13,300,000	13,473,711
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	583,000	642,085
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	210,000	215,450
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	25,760,000	28,734,842
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	3,946,000	4,534,929
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000	5,933,082
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,249,236
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,514,905
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	9,841,580
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	35,668,806
Goldman Sachs Group Inc., Subordinated Notes	5.625%	1/15/17	1,420,000	1,491,328
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	11,840,000	14,124,149
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	16,241,000	15,941,467
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,462,072	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	11/2/15	5,550,000	0	*(b)(c)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	0.000%	8/19/65	190,000	0	*(b)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	5,280,000	0	*(b)(e)(f)(g)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000	$0	*(b)(e)(f)(g)
Morgan Stanley, Medium-Term Notes	0.737%	10/18/16	7,802,000	7,786,607	(d)
Morgan Stanley, Medium-Term Notes	5.550%	4/27/17	7,435,000	7,889,925
Morgan Stanley, Senior Notes	5.450%	1/9/17	3,990,000	4,190,857
Morgan Stanley, Senior Notes	4.750%	3/22/17	2,010,000	2,105,634
Morgan Stanley, Senior Notes	5.950%	12/28/17	4,700,000	5,121,867
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	27,101,000	28,905,357

Total Capital Markets				230,114,893

Consumer Finance - 0.4%
Ally Financial Inc., Senior Notes	7.500%	9/15/20	2,699,000	3,063,365
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,370,000	3,903,943
American Express Co., Subordinated Debentures	6.800%	9/1/66	8,556,000	8,652,255	(d)
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	18,610,000	21,774,184
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,500,000	1,542,180
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	60,000	57,450
Navient Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	56,000	36,260
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	16,560,000	16,580,468

Total Consumer Finance				55,610,105

Diversified Financial Services - 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	8,550,000	8,400,375
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	2,000,000	2,022,500	(a)
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,890,000	6,566,254
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	5,093,199
General Electric Capital Corp., Senior Notes	4.375%	9/16/20	4,135,000	4,561,959
General Electric Capital Corp., Senior Notes	4.650%	10/17/21	1,430,000	1,608,447
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	45,970,000	64,363,333
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	29,645,000	31,775,734	(d)
General Electric Capital Corp., Subordinated Notes	5.300%	2/11/21	15,305,000	17,605,479
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	2,870,000	2,654,750	(a)(d)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	26,120,000	27,034,200	(a)
Nationwide Building Society, Senior Notes	3.900%	7/21/25	16,040,000	16,402,007	(a)
Voya Financial Inc., Senior Notes	2.900%	2/15/18	2,450,000	2,501,641

Total Diversified Financial Services				190,589,879

Insurance - 0.4%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	446,000	486,140
American International Group Inc., Senior Notes	3.750%	7/10/25	26,460,000	26,870,977
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	10,902,500	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	5,783,000	6,303,470
MetLife Inc., Senior Notes	4.750%	2/8/21	6,300,000	6,995,986
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000	331,041
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	280,000	350,597	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	7,977,545	(a)

Total Insurance				60,218,256

Real Estate Investment Trusts (REITs) - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	23,604,377	(a)

Thrifts & Mortgage Finance - 0.1%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	6,591,000	6,778,105
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,000,000	1,877,500	(a)

Total Thrifts & Mortgage Finance				8,655,605

TOTAL FINANCIALS				1,670,438,383

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 3.0%
Biotechnology - 0.9%
AbbVie Inc., Senior Notes	1.750%	11/6/17	9,540,000	$9,568,343
AbbVie Inc., Senior Notes	2.900%	11/6/22	1,500,000	1,461,473
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	15,560,000	15,346,315
Amgen Inc., Senior Notes	3.625%	5/22/24	3,160,000	3,169,265
Amgen Inc., Senior Notes	5.375%	5/15/43	1,840,000	1,961,764
Celgene Corp., Senior Notes	3.550%	8/15/22	9,840,000	9,988,515
Celgene Corp., Senior Notes	3.625%	5/15/24	2,200,000	2,190,454
Celgene Corp., Senior Notes	3.875%	8/15/25	26,230,000	26,234,879
Celgene Corp., Senior Notes	5.250%	8/15/43	4,462,000	4,539,219
Celgene Corp., Senior Notes	5.000%	8/15/45	21,430,000	21,256,374
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	12,169,000	12,452,124
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	5,035,520
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	10,830,000	10,880,414
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	1,290,000	1,239,748
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	10,070,000	10,116,443

Total Biotechnology				135,440,849

Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	8,490,000	8,642,981
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	2,880,000	2,882,390
Medtronic Inc., Senior Notes	4.450%	3/15/20	6,960,000	7,652,868
Medtronic Inc., Senior Notes	3.125%	3/15/22	1,010,000	1,028,065
Medtronic Inc., Senior Notes	3.500%	3/15/25	30,060,000	30,671,541
Zimmer Biomet Holdings Inc., Senior Notes	4.450%	8/15/45	15,035,000	13,898,640

Total Health Care Equipment & Supplies				64,776,485

Health Care Providers & Services - 0.8%
Anthem Inc., Notes	7.000%	2/15/19	1,895,000	2,166,584
Anthem Inc., Senior Notes	5.875%	6/15/17	3,052,000	3,269,522
Anthem Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,195,621
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,226,160
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	1,410,000	1,310,718
DaVita HealthCare Partners Inc., Senior Notes	5.125%	7/15/24	12,390,000	12,166,980
DaVita HealthCare Partners Inc., Senior Notes	5.000%	5/1/25	9,670,000	9,283,200
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	6,730,000	7,217,925	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	770,250	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	4,200,000	4,525,500	(a)
HCA Inc., Debentures	7.500%	11/15/95	15,410,000	15,255,900
HCA Inc., Notes	7.690%	6/15/25	723,000	802,530
HCA Inc., Senior Bonds	5.375%	2/1/25	3,520,000	3,484,800
HCA Inc., Senior Notes	7.500%	2/15/22	3,418,000	3,862,340
HCA Inc., Senior Secured Notes	4.250%	10/15/19	4,150,000	4,191,500
Humana Inc., Senior Notes	7.200%	6/15/18	240,000	273,135
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,435,741
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	3,325,769
UnitedHealth Group Inc., Senior Notes	6.000%	2/15/18	310,000	341,632
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	1,540,000	1,529,473
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	3,000,000	3,218,985
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	7,500,000	7,752,278
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	11,788,440
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	8,940,000	9,437,189

Total Health Care Providers & Services				115,832,171

Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	4,520,000	4,645,864
Thermo Fisher Scientific Inc., Senior Notes	5.300%	2/1/44	1,350,000	1,420,421

Total Life Sciences Tools & Services				6,066,285

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.9%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	8,600,000	$8,501,418
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	11,450,000	11,061,147
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	4,540,000	4,177,077
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	5,940,000	5,393,247
Baxalta Inc., Senior Notes	5.250%	6/23/45	6,620,000	6,681,871	(a)
GlaxoSmithKline Capital Inc., Senior Bonds	6.375%	5/15/38	7,000,000	8,887,998
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	10,240,000	10,222,316
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	8,560,000	8,331,790
Perrigo Co. PLC, Senior Notes	4.000%	11/15/23	4,150,000	4,125,083
Pfizer Inc., Senior Notes	6.200%	3/15/19	4,675,000	5,339,145
Pfizer Inc., Senior Notes	7.200%	3/15/39	7,000,000	9,619,904
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	298,000	301,617
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	25,730,000	25,006,344	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	820,000	783,613	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	10,800,000	10,287,000	(a)
Wyeth LLC, Notes	5.950%	4/1/37	6,358,000	7,639,315
Zoetis Inc., Senior Notes	3.250%	2/1/23	2,340,000	2,247,362

Total Pharmaceuticals				128,606,245

TOTAL HEALTH CARE				450,722,035

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
Boeing Co., Senior Notes	6.000%	3/15/19	8,370,000	9,499,389
Boeing Co., Senior Notes	4.875%	2/15/20	3,180,000	3,578,413
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	4,735,776
United Technologies Corp., Senior Notes	4.500%	6/1/42	7,330,000	7,464,088

Total Aerospace & Defense				25,277,665

Airlines - 0.3%
Air 2 US, Notes	8.027%	10/1/19	3,134,037	3,353,419	(a)
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	9,467,655	10,461,759
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	19,121	19,885
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	178,344	186,815
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	10,493,291	12,172,218
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	5,299,664	5,829,630
Southwest Airlines Co., Notes	5.125%	3/1/17	5,320,000	5,595,390
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	1,080,573	1,175,220

Total Airlines				38,794,336

Building Products - 0.1%
Building Materials Corp. of America, Senior Notes	6.750%	5/1/21	105,000	111,825	(a)
Masco Corp., Senior Notes	6.125%	10/3/16	8,270,000	8,580,290

Total Building Products				8,692,115

Commercial Services & Supplies - 0.2%
Monitronics International Inc., Senior Notes	9.125%	4/1/20	2,166,000	1,949,400
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	7,130,000	7,094,350	(a)
United Rentals North America Inc., Senior Notes	7.375%	5/15/20	2,330,000	2,446,500
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,000,000	1,915,000
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	3,050,000	2,851,750
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	2,614,039
Waste Management Inc., Senior Notes	3.500%	5/15/24	5,040,000	5,112,878
Waste Management Inc., Senior Notes	7.375%	5/15/29	1,280,000	1,698,093
West Corp., Senior Notes	5.375%	7/15/22	9,790,000	9,043,513	(a)

Total Commercial Services & Supplies				34,725,523

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electrical Equipment - 0.2%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	1,373,000	$1,351,000
Eaton Corp., Senior Notes	1.500%	11/2/17	3,900,000	3,895,655
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	24,520,429
Eaton Corp., Senior Notes	4.150%	11/2/42	6,590,000	6,083,301

Total Electrical Equipment				35,850,386

Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	4.500%	3/11/44	8,660,000	8,974,332

Machinery - 0.1%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	5,268,000	5,353,842
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	2,490,000	2,457,301

Total Machinery				7,811,143

Road & Rail - 0.0%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	7,450,000	7,301,000	(a)

TOTAL INDUSTRIALS				167,426,501

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.0%
First Data Corp., Senior Secured Notes	5.375%	8/15/23	6,750,000	6,682,500	(a)

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	4,155,138
Intel Corp., Senior Notes	4.900%	7/29/45	4,070,000	4,213,134
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	1,360,000	1,481,989

Total Semiconductors & Semiconductor Equipment				9,850,261

Software - 0.2%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	8,410,000	8,851,525	(a)
Activision Blizzard Inc., Senior Notes	6.125%	9/15/23	3,120,000	3,315,000	(a)
Oracle Corp., Senior Notes	1.200%	10/15/17	15,770,000	15,796,541

Total Software				27,963,066

TOTAL INFORMATION TECHNOLOGY				44,495,827

MATERIALS - 2.0%
Chemicals - 0.3%
Eagle Spinco Inc., Senior Subordinated Notes	4.625%	2/15/21	23,075,000	19,527,680
Ecolab Inc., Senior Notes	4.350%	12/8/21	2,650,000	2,867,629
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	5,730,000	4,870,500
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	2,690,000	2,900,363
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	2,360,000	2,667,019
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	3,007,140
OCP SA, Senior Notes	4.500%	10/22/25	9,010,000	8,424,350	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	330,000	363,215

Total Chemicals				44,627,897

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.337%	12/15/19	10,560,000	10,190,400	(a)(d)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	5,165,000	5,346,292
Rock-Tenn Co., Senior Notes	3.500%	3/1/20	2,855,000	2,955,499
Rock-Tenn Co., Senior Notes	4.000%	3/1/23	2,250,000	2,308,901

Total Containers & Packaging				20,801,091

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 1.5%
ArcelorMittal, Senior Bonds	6.125%	6/1/25	3,660,000	$2,964,600
ArcelorMittal, Senior Notes	7.000%	2/25/22	3,010,000	2,739,100
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	7,305,000	8,180,117
Barrick Gold Corp., Senior Notes	3.850%	4/1/22	4,330,000	3,955,312
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	11,290,000	9,990,645
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	8,269,000	8,034,880
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	20,420,000	23,313,759
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	3,080,000	3,117,129
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	7,717,379
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	14,590,000	13,586,938	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	10,630,000	8,291,400
Glencore Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	3,000,000	2,850,000	(a)
Glencore Finance Canada Ltd., Senior Notes	2.050%	10/23/15	13,920,000	13,906,080	(a)
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	11,790,000	10,605,105	(a)
Glencore Funding LLC, Senior Notes	2.500%	1/15/19	5,000,000	4,262,500	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	33,510,000	26,808,000	(a)
Rio Tinto Finance USA Ltd., Notes	6.500%	7/15/18	2,453,000	2,736,935
Rio Tinto Finance USA Ltd., Senior Notes	1.875%	11/2/15	1,480,000	1,481,029
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	5,370,000	5,579,672
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	3,140,000	3,291,662
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	4,990,000	5,113,567
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	6,450,000	6,933,750	(a)(h)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	1,500,000	1,331,445
Southern Copper Corp., Senior Notes	5.250%	11/8/42	26,640,000	20,152,894
Steel Dynamics Inc., Senior Notes	6.375%	8/15/22	7,433,000	7,302,923
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	13,045,000	11,504,907
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	16,044,000	12,596,144

Total Metals & Mining				228,347,871

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	7,330,000	7,445,733
Celulosa Arauco y Constitucion SA, Senior Notes	4.500%	8/1/24	1,250,000	1,228,048

Total Paper & Forest Products				8,673,781

TOTAL MATERIALS				302,450,640

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.1%
AT&T Inc., Global Notes	5.500%	2/1/18	2,136,000	2,314,446
AT&T Inc., Senior Notes	4.450%	5/15/21	1,460,000	1,558,474
AT&T Inc., Senior Notes	3.000%	2/15/22	2,516,000	2,469,230
AT&T Inc., Senior Notes	3.400%	5/15/25	70,815,000	67,592,634
AT&T Inc., Senior Notes	5.550%	8/15/41	6,390,000	6,484,304
AT&T Inc., Senior Notes	4.350%	6/15/45	10,893,000	9,349,789
British Telecommunications PLC, Bonds	9.625%	12/15/30	5,310,000	7,918,118
CenturyLink Inc., Senior Notes	6.000%	4/1/17	8,270,000	8,497,425
CenturyLink Inc., Senior Notes	5.800%	3/15/22	8,314,000	7,108,470
CenturyLink Inc., Senior Notes	5.625%	4/1/25	1,280,000	1,017,600	(a)
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	10,121,000	10,352,052
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	6,347,000	5,236,275
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	3,000,000	2,767,500
Qwest Corp., Debentures	6.875%	9/15/33	4,760,000	4,595,618
Telefonica Emisiones SAU, Senior Notes	6.421%	6/20/16	610,000	631,698
Telefonica Emisiones SAU, Senior Notes	6.221%	7/3/17	560,000	604,522
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	1,465,000	1,619,975
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	4,485,000	4,942,515
UPCB Finance VI Ltd., Senior Secured Notes	6.875%	1/15/22	6,979,500	7,354,648	(a)
Verizon Communications Inc., Senior Notes	3.450%	3/15/21	1,515,000	1,551,328
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	1,560,000	1,473,174
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	35,324,000	39,022,070
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	14,466,000	16,572,192
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	84,554,000	99,895,816

Total Diversified Telecommunication Services				310,929,871

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.6%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	16,700,000	$16,063,313	(a)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	6,430,000	6,952,373
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	8,180,000	8,935,014
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	19,240,000	19,187,340	(a)
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	80,000	90,518
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,320,000	947,100
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	4,231,000	3,289,603
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	13,050,000	13,693,365	(a)
Sprint Corp., Senior Notes	7.875%	9/15/23	2,870,000	2,322,906
Sprint Corp., Senior Notes	7.625%	2/15/25	19,055,000	14,755,716
T-Mobile USA Inc., Senior Notes	6.633%	4/28/21	990,000	992,475

Total Wireless Telecommunication Services				87,229,722

TOTAL TELECOMMUNICATION SERVICES				398,159,594

UTILITIES - 1.1%
Electric Utilities - 1.0%
Berkshire Hathaway Energy Co., Bonds	6.125%	4/1/36	160,000	192,662
Berkshire Hathaway Energy Co., Senior Bonds	6.500%	9/15/37	8,525,000	10,708,952
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	3,553,347
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	401,371
Exelon Corp., Bonds	5.625%	6/15/35	426,000	465,717
FirstEnergy Corp., Notes	7.375%	11/15/31	51,356,000	61,980,683
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	4,290,000	4,301,707
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	18,596,718
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	1,260,000	1,401,750	(i)
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	10,950,000	13,221,654
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	2,980,000	3,532,984
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	10,590,000	12,585,887
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,594,321
Progress Energy Inc., Senior Notes	6.000%	12/1/39	7,000,000	8,711,479

Total Electric Utilities				145,249,232

Gas Utilities - 0.1%
Southern Natural Gas Co., LLC, Senior Notes	5.900%	4/1/17	50,000	52,660	(a)
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	9,413,000	10,233,174

Total Gas Utilities				10,285,834

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp., Senior Notes	8.000%	6/1/20	1,010,000	1,141,300
AES Corp., Senior Notes	7.375%	7/1/21	1,069,000	1,109,088
AES Corp., Senior Notes	5.500%	3/15/24	2,490,000	2,207,385
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	1,334,000	1,424,045	(a)
Calpine Corp., Senior Secured Notes	5.875%	1/15/24	5,840,000	6,015,200	(a)

Total Independent Power and Renewable Electricity Producers				11,897,018

Multi-Utilities - 0.0%
Dominion Resources Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,467,708

TOTAL UTILITIES				171,899,791

TOTAL CORPORATE BONDS & NOTES (Cost - $4,643,993,874)				4,620,497,822

ASSET-BACKED SECURITIES - 5.8%
321 Henderson Receivables LLC, 2014-1A A	3.960%	3/15/63	3,284,666	3,465,516	(a)
321 Henderson Receivables LLC, 2014-3A A	3.500%	6/15/77	19,029,039	19,173,831	(a)
AASET, 2014-1 B	7.375%	12/15/29	16,019,231	16,019,231	(d)(g)
Access Group Inc., 2005-B B2	0.795%	7/25/35	1,750,532	1,585,296	(d)
ACE Securities Corp., 2006-GP1 A	0.454%	2/25/31	34,186	33,213	(d)
AFC Home Equity Loan Trust, 2002-2 2A	0.894%	6/25/30	193,837	162,213	(d)
Airspeed Ltd., 2007-1A G1W	0.477%	4/15/24	18,075,931	15,183,782	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Applebee’s/IHOP Funding LLC, 2014-1 A2	4.277%	9/5/44	7,578,000	$7,753,256	(a)
Argent Securities Inc., 2005-W5 A2D	0.514%	1/25/36	15,710,853	12,085,338	(d)
Avis Budget Rental Car Funding AESOP LLC, 2013-1A A	1.920%	9/20/19	5,700,000	5,721,005	(a)
Avis Budget Rental Car Funding AESOP LLC, 2013-2A A	2.970%	2/20/20	2,870,000	2,955,437	(a)
Avis Budget Rental Car Funding AESOP LLC, 2014-1A A	2.460%	7/20/20	12,260,000	12,439,707	(a)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	0.764%	9/25/34	40,821	40,092	(d)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1	0.639%	9/25/34	3,143,665	2,888,123	(d)
Bear Stearns Asset-Backed Securities Trust, 2006-1 A	0.474%	2/25/36	121,667	121,370	(d)
Brazos Student Finance Corp., 2009-1 AS	2.826%	12/27/39	7,100,000	7,711,012	(d)
CDC Mortgage Capital Trust, 2002-HE1 A	0.814%	1/25/33	205,039	192,560	(d)
CDC Mortgage Capital Trust, 2004-HE3 M1	1.109%	11/25/34	138,225	132,947	(d)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	36,940,000	36,940,000	(a)
Conseco Financial Corp., 1993-2	8.000%	7/15/18	17,547	17,601
Conseco Financial Corp., 1996-5 B1	8.100%	7/15/26	132,069	3,710	(d)
Conseco Financial Corp., 1999-3 A9	6.530%	2/1/31	21,613,351	21,776,727	(d)
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	281,158	283,319
Countrywide Asset-Backed Certificates, 2003-BC3 A2	0.814%	9/25/33	470,971	434,490	(d)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.534%	12/25/36	114,699	79,785	(a)(d)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.347%	7/15/36	117,292	100,332	(d)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.305%	11/15/36	1,045,345	894,530	(d)
Countrywide Home Equity Loan Trust, 2006-I 2A	0.347%	1/15/37	11,958,462	10,852,412	(d)
Countrywide Home Equity Loan Trust, 2007-B A	0.357%	2/15/37	15,245,804	13,753,225	(d)
DRB Prime Student Loan Trust, 2015-B A2	3.170%	7/25/31	68,488,000	68,477,035	(a)
Earnest Student Loan Investment Trust	3.850%	11/25/39	5,813,289	5,813,289	(a)(g)
Earnest Student Loan Investment Trust, 2015-C	4.050%	5/1/39	26,730,059	26,730,059	(a)(f)(g)
EMC Mortgage Loan Trust, 2002-B A1	1.494%	2/25/41	154,878	150,717	(a)(d)
Fairbanks Capital Mortgage Loan Trust, 1999-1 A	1.394%	5/25/28	204,361	193,479	(a)(d)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN	0.431%	10/25/34	13,879,078	12,691,258	(a)(d)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.409%	11/25/36	92,576	81,870	(d)
Green Tree Home Improvement Loan Trust, 1996-A	7.400%	2/15/26	18,747	18,668
Greenpoint Manufactured Housing, 1999-2 A2	2.899%	3/18/29	5,650,000	4,920,664	(d)
Greenpoint Manufactured Housing, 1999-3 2A2	3.562%	6/19/29	2,375,000	2,066,250	(d)
Greenpoint Manufactured Housing, 1999-4 A2	3.702%	2/20/30	2,250,000	1,957,500	(d)
Greenpoint Manufactured Housing, 2001-2 IA2	3.691%	2/20/32	3,125,000	2,869,163	(d)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.694%	3/13/32	5,450,000	4,941,526	(d)
GSAA Home Equity Trust, 2005-6 A3	0.564%	6/25/35	8,615,884	8,256,033	(d)
GSAA Home Equity Trust, 2007-6 A4	0.494%	5/25/47	15,528,321	11,403,207	(d)
GSRPM Mortgage Loan Trust, 2007-1 A	0.594%	10/25/46	9,061,360	7,528,839	(a)(d)
Hertz Vehicle Financing LLC, 2013-1A A2	1.830%	8/25/19	9,350,000	9,320,819	(a)
Hertz Vehicle Financing LLC, 2015-1A A	2.730%	3/25/21	14,950,000	14,837,875
Hertz Vehicle Financing LLC, 2015-1A B	3.520%	3/25/21	20,779,000	20,623,158
Hertz Vehicle Financing LLC, 2015-1A C	4.350%	3/25/21	14,481,000	14,372,393
HLSS Servicer Advance Receivables Backed Notes, 2013-T7 B7	2.229%	11/15/46	5,000,000	4,997,950	(a)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.714%	3/25/31	51,492	43,184	(d)
Insurance Note Capital Term RLII, 2005-1R2A	0.516%	10/4/35	14,005,560	12,682,035	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
JPMorgan Mortgage Acquisition Corp., 2005-OPT1 M3	0.694%	6/25/35	1,880,000	$1,488,836	(d)
Lehman XS Trust, 2005-5N 3A1A	0.494%	11/25/35	3,889,899	3,487,147	(d)
Lehman XS Trust, 2006-2N 1A1	0.454%	2/25/46	22,421,036	16,063,304	(d)
Long Beach Mortgage Loan Trust, 2004-6 A3	1.494%	11/25/34	8,495,119	8,401,698	(d)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.354%	10/25/36	4,746,857	2,124,997	(d)
LSTAR Securities	1.000%	9/1/20	17,500,000	17,500,000	(a)(f)
Morgan Stanley Capital Inc., 2003-HE3 M1	1.214%	10/25/33	700,443	653,601	(d)
National Collegiate Student Loan Trust, 2006-3 A4	0.464%	3/26/29	12,960,000	11,921,139	(d)
National Collegiate Student Loan Trust, 2007-4 A3L	1.044%	3/25/38	71,702,396	50,837,938	(d)
Northstar Education Finance Inc., 2007-1 A6	1.489%	1/29/46	12,175,000	11,201,560	(d)
Northstar Education Finance Inc., Student Loan Asset Backed Note	1.699%	1/29/46	6,475,000	5,957,434	(d)
Novastar Home Equity Loan, 2003-3 A2C	1.254%	12/25/33	78,317	73,443	(d)
Origen Manufactured Housing Contract Trust, 2005-B	5.990%	1/15/37	732,887	767,153
Origen Manufactured Housing Contract Trust, 2005-B	6.480%	1/15/37	1,050,471	1,122,534
Origen Manufactured Housing Contract Trust, 2006-A A2	2.644%	10/15/37	23,500,591	20,970,863	(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.645%	4/15/37	27,214,183	24,049,960	(d)
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2	1.994%	7/25/35	7,414,737	6,899,354	(d)
Provident Bank Home Equity Loan Trust, 2002-2 A2	0.734%	8/25/31	132,097	95,547	(d)
RAAC, 2007-RP2 M1	0.849%	2/25/46	10,000,000	7,433,220	(a)(d)
Renaissance Home Equity Loan Trust, 2003-1 A	1.054%	6/25/33	628,581	594,273	(d)
Renaissance Home Equity Loan Trust, 2003-3 A	0.694%	12/25/33	239,289	227,623	(d)
Renaissance Home Equity Loan Trust, 2003-4 A3	0.814%	3/25/34	8,418,281	8,151,009	(d)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	16,500,000	11,809,529
Residential Asset Mortgage Products Inc., 2003-RS4 AIIB	0.854%	5/25/33	382,349	338,551	(d)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.324%	8/25/33	2,548,563	2,255,353	(d)
Residential Funding Mortgage Securities II, 2003-HS3	0.484%	8/25/33	27,225	25,354	(d)
Residential Funding Securities Corp., 2002-RP2 A1	1.694%	10/25/32	2,456,553	2,260,726	(a)(d)
SACO I Trust, 2006-3 A3	0.654%	4/25/36	782,700	1,260,251	(d)
SACO I Trust, 2006-5 1A	0.494%	4/25/36	64,983	113,716	(d)
Saxon Asset Securities Trust, 2002-3 M1	1.319%	12/25/32	1,042,198	972,542	(d)
SLM Student Loan Trust, 2005-04 A3	0.415%	1/25/27	20,406,372	19,373,789	(d)
SLM Student Loan Trust, 2008-5 A4	1.995%	7/25/23	37,109,000	37,272,280	(d)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	7,185,259	7,169,717	(a)
Small Business Administration, 2015-10B 1	2.829%	9/10/25	11,980,000	12,185,052
Small Business Administration Participation Certificates, 2013-20J 1	3.370%	10/1/33	13,330,980	13,960,975
Small Business Administration Participation Certificates, 2015-20D 1	2.510%	4/1/35	4,960,000	4,952,421
Small Business Administration Participation Certificates, 2015-20E 1	2.770%	5/1/35	9,378,000	9,538,158
Small Business Administration Participation Certificates, 2015-20F 1	2.980%	6/1/35	6,880,000	7,013,407
Social Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	4,200	24,150,000	(a)(f)
SoFi Consumer Loan Program	3.280%	9/15/23	74,520,000	74,515,976	(a)(f)
Southern Pacific Secured Assets Corp., 1998-2 A1	0.534%	7/25/29	5,651	5,185	(d)
Structured Asset Securities Corp., 2005-SC1 1A2	7.646%	5/25/31	9,362,988	8,142,420	(a)(d)
Structured Asset Securities Corp., 2006-ARS1 A1	0.414%	2/25/36	1,142,065	90,383	(a)(d)
UCFC Home Equity Loan, 1998-C	5.935%	1/15/30	170	170

TOTAL ASSET-BACKED SECURITIES (Cost - $850,087,577)				865,205,618

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.9%
American Home Mortgage Assets, 2006-3 3A12	0.384%	10/25/46	8,814,656	$6,065,912	(d)
BAMLL Commercial Mortgage Securities Trust, 2015-200P A	3.218%	4/14/33	10,400,000	10,505,040	(a)
Banc of America Alternative Loan Trust, 2004-11 2CB1	6.000%	12/25/34	12,134,643	11,657,751
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.794%	4/10/49	2,220,000	2,217,991	(d)
Banc of America Funding Corp., 2003-1 A1	6.000%	5/20/33	42,359	44,386
Banc of America Funding Corp., 2004-B 3A2	2.756%	12/20/34	150,828	81,337	(d)
Banc of America Funding Corp., 2005-F 2A1	2.903%	9/20/35	8,853,888	6,709,485	(d)
Banc of America Funding Corp., 2015-R2 10A1	0.389%	6/29/37	50,746,611	48,779,423	(a)(d)
Banc of America Funding Corp., 2015-R2 3A2	0.459%	4/29/37	50,513,000	39,289,011	(a)(d)
Banc of America Mortgage Securities Inc., 2004-K 4A1	2.484%	12/25/34	70,501	68,770	(d)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	24,170,000	21,059,321	(a)(d)
BCAP LLC Trust, 2009-RR4 8A2	2.992%	9/26/35	4,318,711	3,452,382	(a)(d)
BCAP LLC Trust, 2010-RR06 4A13	2.992%	9/26/35	3,542,059	2,781,522	(a)(d)
Bear Stearns ARM Trust, 2005-12 11A1	3.018%	2/25/36	1,506,235	1,184,298	(d)
Bear Stearns Asset-Backed Securities Trust, 2005-AC9 A4	16.403%	12/25/35	1,136,113	1,260,754	(d)
Bear Stearns Asset-Backed Securities Trust, 2006-AC4 A2	32.743%	7/25/36	7,290,389	12,264,169	(d)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1	0.364%	3/25/37	39,054,230	31,551,483	(d)
BLCP Hotel Trust, 2014-CLMZ M	5.935%	8/15/29	6,216,778	6,178,136	(a)(d)
Carefree Portfolio Trust, 2014-CMZA MZA	6.184%	11/15/19	5,000,000	4,980,214	(a)(d)
CD Commercial Mortgage Trust, 2006-CD2 AJ	5.574%	1/15/46	9,315,000	8,646,108	(d)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.535%	1/15/46	2,500,000	2,517,245	(d)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	2,820,000	2,415,770
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	675,000	586,336	(d)
Chevy Chase Mortgage Funding Corp., 2005-4A A1	0.394%	10/25/36	732,488	638,999	(a)(d)
Citigroup Commercial Mortgage Trust, 2006-C5 AJ	5.482%	10/15/49	4,520,000	4,447,648
Citigroup Commercial Mortgage Trust, 2008-C7 AJA	6.349%	12/10/49	2,160,000	2,014,561	(d)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	7,500,000	7,792,673
Citigroup Mortgage Loan Trust Inc., 2005-05	2.117%	8/25/35	132,661	108,328	(d)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	2.723%	12/25/35	149,277	131,359	(d)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A4	0.434%	11/25/36	7,285,047	6,335,667	(d)
Commercial Mortgage Pass-Through Certificates, 2006-C8 AJ	5.377%	12/10/46	18,695,720	18,653,356
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	960,000	972,034
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,595,685	(d)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.254%	10/10/46	730,000	774,998	(d)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	1,763,000	1,812,348	(a)
Commercial Mortgage Pass-Through Certificates, 2014-CR19 B	4.703%	8/10/47	10,190,000	10,782,008	(d)
Commercial Mortgage Pass-Through Certificates, 2014-SAVA D	3.307%	6/15/34	14,511,000	14,406,318	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Commercial Mortgage Pass-Through Certificates, Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	3,443,000	$3,725,371
Commercial Mortgage Trust, 2013-CR09 E	4.400%	7/10/45	3,000,000	2,502,342	(a)(d)
Commercial Mortgage Trust, 2013-CR12 E	5.254%	10/10/46	1,453,000	1,270,955	(a)(d)
Commercial Mortgage Trust, 2014-CR21 A3	3.528%	12/10/47	590,000	610,750
Commercial Mortgage Trust, 2014-CR21 C	4.566%	12/10/47	11,948,000	11,762,173	(d)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	10,670,000	10,707,164	(d)
Commercial Mortgage Trust, 2015-DC1 C	4.499%	2/10/48	3,070,000	2,995,378	(d)
Connecticut Avenue Securities, 2014-C03 1M2	3.194%	7/25/24	82,960,000	75,040,804	(d)
Connecticut Avenue Securities, 2015-C01 2M2	4.744%	2/25/25	23,220,000	23,063,753	(d)
Connecticut Avenue Securities, 2015-C03 1M2	5.194%	7/25/25	51,860,000	51,703,953	(a)(d)
Core Industrial Trust, 2015-TEXW F	3.977%	2/10/34	21,939,000	20,150,884	(a)(d)
Countrywide Alternative Loan Trust, 2003-20CB 1A1	5.500%	10/25/33	7,139,470	7,289,713
Countrywide Alternative Loan Trust, 2004-33 2A1	2.775%	12/25/34	19,350	19,048	(d)
Countrywide Alternative Loan Trust, 2006-006CB 1A4	5.500%	5/25/36	11,114,573	10,405,763
Countrywide Alternative Loan Trust, 2006-043CB 1A10	6.000%	2/25/37	9,415,421	8,337,619
Countrywide Alternative Loan Trust, 2006-0A01 2A1	0.426%	3/20/46	164,622	129,914	(d)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B	0.416%	7/20/46	319,315	238,618	(d)
Countrywide Alternative Loan Trust, 2006-0A17 1A1A	0.411%	12/20/46	2,134,433	1,580,383	(d)
Countrywide Alternative Loan Trust, 2006-18CB A6, PAC	27.824%	7/25/36	14,886,043	25,520,335	(d)
Countrywide Alternative Loan Trust, 2006-23CB 2A6, PAC-11	27.624%	8/25/36	4,891,131	7,704,983	(d)
Countrywide Alternative Loan Trust, 2006-43CB 3A3, IO	6.436%	2/25/37	25,462,851	8,068,312	(d)
Countrywide Alternative Loan Trust, 2007-8CB A4	37.837%	5/25/37	1,883,298	3,346,374	(d)
Countrywide Home Loan Mortgage Pass Through Trust, 2006-0A5 1A1	0.394%	4/25/46	2,606,361	2,200,123	(d)
Countrywide Home Loan Mortgage Pass Through Trust, 2006-HYB1 2A1	2.400%	3/20/36	82,082	78,113	(d)
Countrywide Home Loans, 2006-R1 AF2	0.564%	1/25/36	4,631,202	4,144,616	(a)(d)
Countrywide Home Loans, 2006-R2 AS, IO	5.569%	7/25/36	34,991,934	5,026,556	(a)(d)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	2,195,000	2,125,533
Credit Suisse Mortgage Trust, 2006-C3 AJ	5.998%	6/15/38	30,020,790	29,192,637	(d)
Credit Suisse Mortgage Trust, 2007-C2 AM	5.615%	1/15/49	4,869,000	5,109,860	(d)
Credit Suisse Mortgage Trust, 2013-11R 2A3	28.851%	5/27/34	12,691,885	17,933,570	(a)(d)
Credit Suisse Mortgage Trust, 2014-11R 15A1	2.403%	1/27/36	14,295,415	14,470,380	(a)(d)
Credit Suisse Mortgage Trust, 2014-USA A2	3.953%	9/15/37	13,300,000	13,998,051	(a)
Credit Suisse Mortgage Trust, 2014-USA B	4.185%	9/15/37	10,390,000	11,006,304	(a)
Credit Suisse Mortgage Trust, 2014-USA D	4.373%	9/15/37	10,650,000	10,588,187	(a)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	4,290,000	4,001,652	(a)
Credit Suisse Mortgage Trust, 2015-1R	0.339%	7/27/35	42,192,891	39,623,344	(a)(d)
Credit Suisse Mortgage Trust, 2015-2R 7A1	2.765%	8/27/36	48,340,182	48,656,245	(a)(d)
Credit Suisse Mortgage Trust, 2015-3R 1A1	0.402%	7/29/37	23,737,430	22,213,546	(a)(d)
Credit Suisse Mortgage Trust, 2015-3R 1A2	0.402%	7/29/37	20,270,292	12,288,938	(a)(d)
Credit Suisse Mortgage Trust, 2015-4R 3A3	0.501%	10/27/36	48,456,954	21,367,094	(a)(d)
Credit Suisse Mortgage Trust, 2015-SAMZ MZ	5.943%	8/15/22	18,500,000	18,451,900	(a)(d)
Credit Suisse Mortgage Trust, 2015-TOWN F	4.707%	3/15/17	15,000,000	14,785,185	(a)(d)
Downey Savings & Loan Association Mortgage Loan Trust, 2004-AR1 A2A	1.036%	9/19/44	149,112	143,126	(d)
Equity Mortgage Trust, 2014-INNS D	2.550%	5/8/31	10,740,000	10,545,509	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	27,141,174	$30,270,280
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	6.084%	11/15/36	2,785,701	496,885	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 3349 AS, IO	6.294%	7/15/37	1,244,126	233,763	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	5.824%	9/15/37	3,711,418	685,826	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 3422 AI, IO	0.250%	1/15/38	2,476,558	33,002
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	6.024%	1/15/40	6,279,276	1,116,700	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	11,624,946	12,672,819
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	26,940,793	29,948,032
Federal Home Loan Mortgage Corp. (FHLMC), 3768 MB PAC	4.000%	12/15/39	27,950,934	30,517,584
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	32,986,180	37,503,934
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.744%	10/15/41	19,235,923	3,466,352	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 3997 SK, IO, PAC-1	6.394%	11/15/41	10,683,307	2,014,679	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.844%	8/15/39	6,807,455	1,223,688	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.844%	7/15/42	2,073,407	355,291	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	10,305,800	1,244,528
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ST, IO	5.844%	8/15/42	2,921,955	503,327	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4099 ST, IO	5.794%	8/15/42	3,151,305	652,440	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	8,268,759	1,154,060
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.944%	11/15/42	2,553,343	545,830	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.944%	11/15/42	2,333,515	492,718	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SQ, IO	5.944%	11/15/42	3,800,484	823,552	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4146 DI, IO	3.000%	12/15/31	6,179,523	686,855
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO	5.994%	5/15/39	7,050,439	1,232,776	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	6.044%	9/15/42	5,379,994	958,801	(d)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	9,048,680	984,991
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	6,738,123	866,309
Federal Home Loan Mortgage Corp. (FHLMC), 4415 IO, IO	1.868%	4/15/41	21,327,373	1,642,658	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	18,223,948	20,732,402
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	2,241,102	270,177
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.962%	2/15/38	15,993,170	1,193,022	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.802%	7/25/21	20,887,021	$1,650,137	(d)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.340%	4/25/20	76,806,410	3,012,040	(d)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.805%	6/25/20	10,955,135	639,616	(d)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.712%	10/25/21	8,251,305	638,692	(d)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.347%	6/25/21	39,009,039	2,284,720	(d)
Federal Home Loan Mortgage Corp. (FHLMC), Pass-Through Certificates, K717 A2	2.991%	9/25/21	11,700,000	12,287,902
Federal Home Loan Mortgage Corp. (FHLMC), Pass-Through Certificates, K718 A2	2.791%	1/25/22	5,250,000	5,441,625
Federal National Mortgage Association (FNMA), 2005-088 IP, IO	1.653%	10/25/35	5,457,428	349,524
Federal National Mortgage Association (FNMA), 2006-028 1P, IO	1.841%	4/25/36	4,142,286	290,327
Federal National Mortgage Association (FNMA), 2006-059 IP, IO	0.000%	7/25/36	5,466,805	503,214
Federal National Mortgage Association (FNMA), 2006-104 IC, IO	6.406%	11/25/36	8,936,773	2,112,430	(d)
Federal National Mortgage Association (FNMA), 2006-118 IP1, IO	0.000%	12/25/36	7,152,949	583,623
Federal National Mortgage Association (FNMA), 2006-118 IP2, IO	0.000%	12/25/36	6,466,294	394,904
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	6.286%	4/25/40	4,738,308	725,876	(d)
Federal National Mortgage Association (FNMA), 2010-075 PU PAC	4.500%	4/25/39	7,312,143	7,470,985
Federal National Mortgage Association (FNMA), 2010-100 SD, IO	6.386%	9/25/40	4,792,038	943,308	(d)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	19,331,985	21,167,151
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	1,262,654	1,488,859
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	6.506%	10/25/26	3,095,211	561,626	(d)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	5,976,382	6,709,774
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	11,104,093	12,520,709
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	17,879,065	20,801,952
Federal National Mortgage Association (FNMA), 2012-070 IW, IO	3.000%	2/25/27	2,628,213	265,108
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	6.456%	2/25/41	3,834,736	654,858	(d)
Federal National Mortgage Association (FNMA), 2012-074 AI, IO	3.000%	7/25/27	9,507,251	1,087,801
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	946,584	884,366
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	6.456%	3/25/42	10,730,536	1,927,322	(d)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	566,399	517,115

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.406%	7/25/42	1,623,947	$334,692	(d)
Federal National Mortgage Association (FNMA), 2012-093 IB, IO	3.000%	9/25/27	9,548,616	977,291
Federal National Mortgage Association (FNMA), 2012-093 SG, IO	5.906%	9/25/42	4,831,819	996,408	(d)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	3,499,800	410,093
Federal National Mortgage Association (FNMA), 2012-124 SE, IO	5.956%	11/25/42	5,451,692	1,185,329	(d)
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.956%	11/25/42	4,587,649	1,030,299	(d)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.956%	11/25/42	6,968,580	1,649,131	(d)
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	5.956%	12/25/42	7,364,577	1,427,821	(d)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.956%	12/25/42	2,370,497	502,756	(d)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	5.956%	12/25/42	6,660,404	1,627,625	(d)
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.956%	12/25/42	20,135,658	4,008,951	(d)
Federal National Mortgage Association (FNMA), 2012-139 DI, IO	3.000%	12/25/27	11,745,929	1,194,516
Federal National Mortgage Association (FNMA), 2012-M14 X1, IO	4.383%	2/25/17	79,470,464	2,964,566	(d)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	14,637,969	16,894,529
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	37,244,403	41,550,117
Federal National Mortgage Association (FNMA), 2013-009 SA, IO	5.956%	3/25/42	11,673,118	1,929,800	(d)
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	22,099,402	3,274,247
Federal National Mortgage Association (FNMA), 2013-019 US, IO	5.956%	3/25/43	2,971,580	699,297	(d)
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	10,175,512	1,108,093
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	22,697,826	3,432,501
Federal National Mortgage Association (FNMA), 2013-067 KS, IO	5.906%	7/25/43	5,553,792	1,300,720	(d)
Federal National Mortgage Association (FNMA), 2013-070 JZ	3.000%	7/25/43	17,336,209	16,224,906
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.888%	8/25/44	41,474,772	2,594,828	(d)
Federal National Mortgage Association (FNMA), 2015-55 IO, IO	1.689%	8/25/55	38,373,721	2,335,851	(d)
Federal National Mortgage Association (FNMA), 2015-56 AS, IO	5.956%	8/25/45	5,426,028	1,357,126	(d)
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	1,706,691	322,540
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	3,052,844	536,899
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	1,209,769	226,503
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	635,250	107,784	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	551,999	97,779	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	795,134	$144,764
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	3,561,706	789,055
Federal National Mortgage Association (FNMA) STRIPS, 409 C01, IO	3.000%	11/25/26	11,418,972	1,003,208
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	539,938	57,273
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	10,291,373	1,939,630
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	6,889,780	1,286,443
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	3,915,639	717,909
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.564%	2/25/37	138,643	75,518	(d)
First Horizon Alternative Mortgage Securities, 2007-FA3 A1	0.524%	6/25/37	14,675,408	8,379,952	(d)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	197,886,861	2,072,667	(a)
FREMF Mortgage Trust, 2015-K47 B	3.723%	6/25/48	16,050,000	15,065,541	(a)(d)
GAHR Commericial Mortgage Trust, 2015-NRF BFX	3.495%	12/15/19	4,670,000	4,747,125	(a)(d)
GE Business Loan Trust, 2007-1A A	0.377%	4/16/35	11,081,995	10,483,046	(a)(d)
Government National Mortgage Association (GNMA), 2006-016 GS, IO	6.774%	4/20/36	1,479,736	274,001	(d)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.284%	3/20/39	2,256,941	235,081	(d)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.264%	4/20/40	1,272,228	219,864	(d)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	7,100,000	8,070,755
Government National Mortgage Association (GNMA), 2010-047 XN, IO	6.341%	4/16/34	189,012	2,469	(d)
Government National Mortgage Association (GNMA), 2010-059 PB, PAC	4.500%	7/20/39	14,600,000	15,575,733
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.434%	1/20/40	888,057	131,968	(d)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	40,000,000	43,429,720
Government National Mortgage Association (GNMA), 2010-101 NI, IO, PAC	5.000%	11/20/36	2,957,342	66,095
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	29,723,776	33,123,849
Government National Mortgage Association (GNMA), 2010-118, IO	0.571%	4/16/53	6,643,777	159,477	(d)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.198%	5/20/60	981,373	992,980	(d)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.542%	8/20/58	2,454,422	2,445,264	(d)
Government National Mortgage Association (GNMA), 2010-H27 FA	0.572%	12/20/60	467,504	466,744	(d)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.592%	12/20/60	11,700,748	11,680,892	(d)
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	18,412,852	20,109,983
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	835,758	90,179
Government National Mortgage Association (GNMA), 2011-H06 FA	0.642%	2/20/61	3,192,385	3,188,478	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.672%	3/20/61	11,140,634	$11,155,194	(d)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.692%	3/20/61	9,369,490	9,384,041	(d)
Government National Mortgage Association (GNMA), 2012-034 SA, IO	5.834%	3/20/42	3,439,676	621,553	(d)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	12,210,474	1,094,884
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	5,318,759	413,221
Government National Mortgage Association (GNMA), 2012-098 SA, IO	5.891%	8/16/42	7,708,885	1,325,450	(d)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	2.429%	11/20/42	5,597,644	235,404	(d)
Government National Mortgage Association (GNMA), 2013-178 IO, IO	0.927%	6/16/55	26,113,434	1,528,341	(d)
Government National Mortgage Association (GNMA), 2014-022 IA, IO	2.535%	9/20/43	3,605,826	158,507	(d)
Government National Mortgage Association (GNMA), 2014-089 IO, IO	0.929%	1/16/57	94,480,310	7,986,704	(d)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC	5.384%	8/20/44	1,034,656	166,652	(d)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	14,694,916	1,543,999
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	2,474,803	338,923
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A	0.514%	10/25/45	3,999,569	3,319,671	(d)
Greenpoint Mortgage Funding Trust, 2005-ARS 2A1	0.474%	11/25/45	24,578,558	14,641,349	(d)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1	0.424%	4/25/36	1,626,128	1,407,944	(d)
GS Mortgage Securities Corp., 2015-2R C	1.031%	6/26/36	15,637,396	11,067,140	(a)(d)
GS Mortgage Securities Trust, 2007-GG10 AM	5.989%	8/10/45	36,010,000	36,131,858	(d)
GS Mortgage Securities Trust, 2011-GC5 X4, IO	1.812%	8/10/44	289,796	13,855	(a)(d)
GS Mortgage Securities Trust, 2013-GC14 F	4.929%	8/10/46	2,034,950	1,703,748	(a)(d)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	4,302,000	4,724,254	(d)
GS Mortgage Securities Trust, 2015-GC28	4.474%	2/10/48	5,800,000	4,798,740	(a)(d)
GS Mortgage Securities Trust, 2015-GC30 B	4.151%	5/10/50	16,340,000	16,265,343	(d)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.544%	3/25/35	9,630,708	8,255,183	(a)(d)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.544%	9/25/35	21,953,651	18,689,099	(a)(d)
GSR Mortgage Loan Trust, 2005-AR7 1A1	2.927%	11/25/35	1,525,310	1,374,481	(d)
HarborView Mortgage Loan Trust, 2005-3	0.456%	6/19/35	8,512,554	7,342,989	(d)
HarborView Mortgage Loan Trust, 2005-7 1A1	2.509%	6/19/45	3,472,938	2,198,443	(d)
HarborView Mortgage Loan Trust, 2006-02	2.695%	2/25/36	2,018,788	1,682,123	(d)
HarborView Mortgage Loan Trust, 2006-07 2A1A	0.416%	9/19/46	2,244,102	1,698,402	(d)
HarborView Mortgage Loan Trust, 2006-13 A	0.396%	11/19/46	360,975	270,381	(d)
HarborView Mortgage Loan Trust, 2007-4 2A1	0.436%	7/19/47	444,328	362,616	(d)
Homebanc Mortgage Trust, 2005-1 A1	0.444%	3/25/35	7,574,150	6,722,785	(d)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.432%	11/15/16	18,790,000	18,554,950	(a)(d)
IMPAC CMB Trust, 2003-4 1A1	0.834%	10/25/33	28,980	28,550	(d)
IMPAC CMB Trust, 2005-7 A1	0.714%	11/25/35	5,684,549	4,752,283	(d)
IMPAC CMB Trust, 2007-A A	0.444%	5/25/37	15,015,769	14,455,080	(a)(d)
IMPAC Secured Assets Corp., 2005-1 5A1	0.464%	7/25/35	36,507	25,053	(d)
IMPAC Secured Assets Corp., 2006-2 2A1	0.544%	8/25/36	818,128	798,533	(d)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.617%	3/25/35	149,680	147,397	(d)
Indymac Index Mortgage Loan Trust, 2005-AR13	2.657%	8/25/35	323,167	258,774	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Indymac Index Mortgage Loan Trust, 2006-AR02 1A1B	0.404%	4/25/46	8,698,850	$6,831,424	(d)
Indymac Index Mortgage Loan Trust, 2006-AR15 A1	0.314%	7/25/36	119,626	97,514	(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.251%	11/15/45	3,120,000	3,324,541	(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.050%	1/15/47	1,602,000	1,748,098	(d)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	6,420,000	6,733,842
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.457%	7/15/48	19,881,000	19,764,656	(d)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.773%	8/15/48	14,743,000	15,065,149	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	25,860,000	25,458,524
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.100%	4/15/45	14,275,000	14,022,461	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	3,480,000	2,988,485
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	29,391,841	29,054,011	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.884%	2/12/49	11,638,056	10,872,481	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2011-C5 A3	4.171%	8/15/46	558,000	610,464
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	6.432%	10/15/19	8,200,000	8,162,486	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH E	3.507%	8/15/27	2,460,000	2,470,020	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	3.957%	5/15/28	19,808,248	18,850,175	(a)(d)
JPMorgan Reremic, 2015-1 4A1	0.405%	9/27/46	24,720,830	22,921,282	(a)(d)
JPMorgan Reremic, 2015-1 4A2	0.231%	9/27/46	14,537,008	7,316,713	(a)(d)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.561%	6/15/36	775,807	2,061	(a)(d)(g)
Lehman Mortgage Trust, 2006-7 2A5, IO	6.356%	11/25/36	24,953,049	7,558,703	(d)
Lehman Mortgage Trust, 2006-7 3A4, IO	6.956%	11/25/36	9,190,834	3,360,628	(d)
Lehman Mortgage Trust, 2006-8 2A2, IO	6.386%	12/25/36	9,795,769	3,155,116	(d)
Luminent Mortgage Trust, 2006-4 A1A	0.384%	5/25/46	296,779	226,472	(d)
Luminent Mortgage Trust, 2006-7 2A1	0.364%	12/25/36	2,481,060	1,985,965	(d)
MASTR Adjustable Rate Mortgages Trust, 2004-04 3A1	2.217%	5/25/34	805,958	802,020	(d)
MASTR Adjustable Rate Mortgages Trust, 2004-06 5A1	2.760%	7/25/34	751,063	705,066	(d)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.404%	4/25/46	279,711	207,380	(d)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	2,291,185	2,257,903	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	3,489,304	3,635,750	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.544%	5/25/35	3,532,576	2,882,048	(a)(d)
MASTR Reperforming Loan Trust, 2006-1 1A1F	0.554%	7/25/35	34,289,107	29,458,800	(a)(d)
Merrill Lynch Mortgage Trust, 2006-C2 AJ	5.802%	8/12/43	7,885,000	7,937,735	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	7,834,899	7,708,154	(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	12,374,000	12,294,559	(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	1,283,000	1,294,895
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.218%	7/15/46	110,000	119,648	(d)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	27,115,430	27,182,514

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Morgan Stanley Mortgage Loan Trust, 2004-05AR 2A	2.578%	7/25/34	70,485	$69,674	(d)
Morgan Stanley Mortgage Loan Trust, 2004-08AR 4A1	2.481%	10/25/34	4,145	4,101	(d)
Morgan Stanley Mortgage Loan Trust, 2004-10AR 4A	2.583%	11/25/34	2,292,387	2,241,613	(d)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	2.512%	7/25/35	3,433,339	3,143,695	(d)
Morgan Stanley Reremic Trust, 2015-R3 7A1	0.667%	4/26/47	36,865,741	35,973,454	(a)(d)
Morgan Stanley Reremic Trust, 2015-R5 2B	0.424%	10/26/46	15,010,552	9,608,026	(a)(d)
Morgan Stanley Reremic Trust, 2015-R7 1BXA	11.275%	2/26/36	18,137,842	19,469,793	(a)(f)
Mortgage IT Trust, 2005-2 1A1	0.454%	5/25/35	47,301	45,162	(d)
Mortgage IT Trust, 2005-3 A1	0.494%	8/25/35	94,142	88,519	(d)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	37,470,000	35,880,448	(a)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	146,511	132,617
Nomura Resecuritization Trust, 2015-5R 3A5	0.451%	2/26/46	8,000,000	3,560,306	(a)(d)
PFP III, 2014-1 D	4.294%	6/14/31	1,550,000	1,547,776	(a)(d)
Prime Mortgage Trust, 2005-2 2A1	6.689%	10/25/32	290,695	307,915	(d)
Prime Mortgage Trust, 2006-1 3A2, IO	6.956%	6/25/36	19,648,860	4,151,667	(d)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	44,042,625	43,161,728	(a)
RBSGC Mortgage Pass-Through Certificates, 2007-B 1A4	0.644%	1/25/37	16,514,268	10,774,139	(d)
RBSSP Resecuritization Trust, 2009-12 9A2	2.608%	3/25/36	13,524,994	9,745,967	(a)(d)
Residential Accredit Loans Inc., 2006-QO1 3A1	0.464%	2/25/46	9,277,467	5,683,255	(d)
Residential Accredit Loans Inc., 2006-QO3 A1	0.404%	4/25/46	16,382,230	8,407,688	(d)
Residential Accredit Loans Inc., 2006-QO3 A2	0.454%	4/25/46	4,054,553	2,111,392	(d)
Residential Accredit Loans Inc., 2006-QO3 A3	0.524%	4/25/46	5,676,883	3,027,317	(d)
Residential Accredit Loans Inc., 2006-QS13 1A2, IO	6.966%	9/25/36	33,362,398	8,084,209	(d)
Residential Accredit Loans Inc., 2007-QS4 3A9	6.000%	3/25/37	4,592,656	3,937,711
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	100,229	112,068
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	825,014	787,557
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	200,328	178,626
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	142,001	144,726
Residential Asset Securitization Trust, 2004-A2 1A3, PAC	0.594%	5/25/34	26,081	24,417	(d)
Residential Asset Securitization Trust, 2007-A3 2A2, IO	6.496%	4/25/37	57,197,171	15,422,760	(d)
Sequoia Mortgage Trust, 2007-3 1A1	0.416%	7/20/36	443,898	413,155	(d)
Structured ARM Loan Trust, 2004-08 1A1	2.467%	7/25/34	3,007	3,012	(d)
Structured ARM Loan Trust, 2004-09XS A	0.564%	7/25/34	70,047	67,436	(d)
Structured ARM Loan Trust, 2004-16 2A	2.514%	11/25/34	9,170,017	9,261,360	(d)
Structured ARM Loan Trust, 2004-16 5A2	2.541%	11/25/34	7,582,497	7,513,815	(d)
Structured ARM Loan Trust, 2005-19XS 2A1	0.494%	10/25/35	834,442	775,124	(d)
Structured Asset Mortgage Investments Inc., 2003-AR1 A1	0.956%	10/19/33	268,733	252,754	(d)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.404%	4/25/36	2,718,065	2,043,920	(d)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.374%	7/25/46	255,660	203,678	(d)
Structured Asset Securities Corp., 2002-9 A2	0.794%	10/25/27	44,096	43,096	(d)
Structured Asset Securities Corp., 2005-RF1 A	0.544%	3/25/35	62,878	52,069	(a)(d)
Thornburg Mortgage Securities Trust, 2004-03 A	0.934%	9/25/44	392,778	377,218	(d)
Thornburg Mortgage Securities Trust, 2007-04 3A1	6.095%	9/25/37	5,706,931	5,830,070	(d)
Voyager BRSTN Delaware Trust, 2009-1 UAU7	0.444%	12/26/36	4,254,877	4,100,404	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	9,498,401	$9,547,945	(d)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.407%	12/15/43	2,125,000	2,060,302	(a)(d)
Wachovia Bank Commercial Mortgage Trust, 2007-C31 AJ	5.660%	4/15/47	2,631,290	2,678,564	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2002-AR19 A6	2.385%	2/25/33	71,342	70,279	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.520%	9/25/33	22,120	22,380	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR06 2A1A	0.424%	4/25/45	20,431,495	19,298,099	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 1A1A	0.464%	7/25/45	4,606,509	4,327,415	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.484%	10/25/45	3,788,145	3,503,402	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1A1	0.454%	11/25/45	9,204,702	8,612,499	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.464%	12/25/45	12,096,741	11,629,988	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-5 1A4, IO	5.206%	7/25/36	22,122,050	5,840,044	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.138%	9/25/36	336,415	299,388	(d)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/19/22	102,040,000	102,355,610	(a)(d)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO	5.266%	3/25/37	33,410,721	5,315,412	(d)(g)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1	0.624%	6/25/37	13,106,285	9,444,284	(d)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.435%	7/15/46	450,000	470,886	(d)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	1,753,000	1,359,204	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	5,701,478
Wells Fargo Commercial Mortgage Trust, 2015-C26	3.580%	2/15/48	18,590,000	18,761,232
Wells Fargo Commercial Mortgage Trust, 2015-C28 A4	3.540%	5/15/48	10,550,000	10,855,064
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 A5	3.148%	5/15/48	16,050,000	16,083,079
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 B	3.658%	5/15/48	16,700,000	16,327,724	(d)
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	2.776%	8/27/35	165,205	166,132	(a)(d)
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A2	2.615%	11/25/34	85,941	85,405	(d)
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.685%	6/15/45	204,095	15,595	(a)(d)
WF-RBS Commercial Mortgage Trust, 2013-C14 D	4.133%	6/15/46	4,790,000	4,337,302	(a)(d)
WF-RBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000	287,671	(d)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.456%	3/15/47	53,068,958	3,793,104	(d)
WF-RBS Commercial Mortgage Trust, 2014-C24 D	3.692%	11/15/47	5,830,000	4,756,610	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,550,673,692)				2,524,138,557

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 17.0%
FHLMC - 1.4%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	4/1/16-11/1/36	279,743	$295,458
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	10/1/16-4/1/32	269,012	314,695
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	7/1/20-12/1/38	9,452,060	10,461,394
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	6/1/27	4,836,348	4,978,936
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/29-9/1/39	7,165,047	8,198,740
Federal Home Loan Mortgage Corp. (FHLMC)	2.476%	8/1/35	1,745,823	1,852,625	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.341%	9/1/35	214,580	226,819	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.492%	9/1/35	1,164,268	1,236,997	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.230%	10/1/35	1,005,464	1,066,688	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.253%	12/1/35	1,306,849	1,395,930	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.523%	1/1/36	161,048	171,790	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	1.817%	2/1/37	47,737	50,138	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	1.971%	2/1/37	43,051	45,271	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	1.846%	5/1/37	152,260	159,568	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.032%	5/1/37	1,922,567	2,031,034	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.495%	5/1/37	104,841	112,266	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.805%	5/1/37	947,893	1,018,867	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.525%	6/1/37	119,622	126,433	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.730%	6/1/37	492,827	528,844	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.451%	7/1/37	1,423,624	1,514,565	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	2.675%	8/1/37	1,883,726	2,007,132	(d)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-11/1/41	20,958,698	23,112,389
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42-2/1/44	11,295,237	11,833,053
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	10/1/42-8/1/43	15,869,194	17,118,481
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	4/1/16-1/1/32	58,694	65,771
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/17	58,310	59,819
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-7/1/43	37,418,833	40,374,749
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33-3/1/45	57,935,771	60,894,019
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35	28,864	31,976
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	1,609,685	1,825,568
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	1/1/43-5/1/43	8,389,152	8,506,200
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	11/1/44	5,787,128	6,362,216

Total FHLMC				207,978,430

FNMA - 13.3%
Federal National Mortgage Association (FNMA)	5.500%	1/1/17-5/1/40	10,307,535	11,555,741
Federal National Mortgage Association (FNMA)	6.500%	6/1/17-5/1/40	30,522,939	34,872,076
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	131	142
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-2/1/45	335,027,780	366,981,079
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-2/1/41	58,242,114	66,045,666
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	12,580,000	12,639,990
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	20,830,474	21,036,014
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	9,755,249	11,274,822
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	4,852	5,830
Federal National Mortgage Association (FNMA)	3.000%	10/19/30	215,100,000	223,989,653	(j)
Federal National Mortgage Association (FNMA)	3.500%	10/19/30	114,800,000	121,257,500	(j)
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-9/1/41	64,778,919	71,520,452
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-10/1/45	377,204,078	394,133,655
Federal National Mortgage Association (FNMA)	2.508%	5/1/35	842,180	896,960	(d)
Federal National Mortgage Association (FNMA)	2.337%	6/1/35	396,026	422,078	(d)
Federal National Mortgage Association (FNMA)	2.800%	6/1/35	3,089,959	3,323,103	(d)
Federal National Mortgage Association (FNMA)	2.378%	8/1/35	371,736	394,262	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	2.297%	9/1/35	1,021,856	$1,079,261	(d)
Federal National Mortgage Association (FNMA)	2.394%	9/1/35	1,658,799	1,769,011	(d)
Federal National Mortgage Association (FNMA)	2.196%	10/1/35	398,597	421,450	(d)
Federal National Mortgage Association (FNMA)	2.217%	10/1/35	773,908	818,410	(d)
Federal National Mortgage Association (FNMA)	2.237%	10/1/35	585,699	624,843	(d)
Federal National Mortgage Association (FNMA)	2.920%	10/1/35	1,105,775	1,177,756	(d)
Federal National Mortgage Association (FNMA)	2.106%	11/1/35	62,296	65,444	(d)
Federal National Mortgage Association (FNMA)	2.116%	11/1/35	59,743	63,131	(d)
Federal National Mortgage Association (FNMA)	2.135%	11/1/35	89,340	93,830	(d)
Federal National Mortgage Association (FNMA)	2.151%	11/1/35	65,610	69,005	(d)
Federal National Mortgage Association (FNMA)	2.153%	11/1/35	74,163	77,768	(d)
Federal National Mortgage Association (FNMA)	2.455%	12/1/35	525,703	561,118	(d)
Federal National Mortgage Association (FNMA)	2.547%	2/1/36	107,816	115,403	(d)
Federal National Mortgage Association (FNMA)	1.782%	2/1/37	5,236,799	5,495,592	(d)
Federal National Mortgage Association (FNMA)	1.397%	8/1/37	218,757	224,180	(d)
Federal National Mortgage Association (FNMA)	1.954%	8/1/37	239,120	251,901	(d)
Federal National Mortgage Association (FNMA)	2.315%	11/1/37	64,330	68,698	(d)
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-7/1/45	281,227,632	302,002,699
Federal National Mortgage Association (FNMA)	3.000%	11/1/42-2/1/43	14,453,431	14,687,079
Federal National Mortgage Association (FNMA)	4.000%	10/14/45	298,700,000	318,617,316	(j)
Federal National Mortgage Association (FNMA)	5.000%	10/14/45	3,700,000	4,076,721	(j)

Total FNMA				1,992,709,630

GNMA - 2.3%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	45,874	50,376
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	140,084	157,143
Government National Mortgage Association (GNMA)	8.500%	11/15/27	2,625	2,638
Government National Mortgage Association (GNMA)	6.500%	4/15/28-3/15/39	9,528,553	11,045,796
Government National Mortgage Association (GNMA)	6.000%	1/15/29-11/20/41	23,977,477	27,216,127
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	15,949	16,703
Government National Mortgage Association (GNMA)	0.616%	8/20/31	842	852	(d)
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	11,829,188	13,456,047
Government National Mortgage Association (GNMA)	5.000%	4/20/35-11/20/40	23,016,994	25,581,023
Government National Mortgage Association (GNMA)	4.500%	1/20/40-3/20/41	59,410,906	64,594,482
Government National Mortgage Association (GNMA)	3.500%	10/21/45	52,100,000	54,518,571	(j)
Government National Mortgage Association (GNMA) II	4.500%	7/20/41	15,646,050	17,010,686
Government National Mortgage Association (GNMA) II	4.000%	4/20/44	6,355,637	6,787,138
Government National Mortgage Association (GNMA) II	3.500%	10/21/45	110,500,000	115,778,939	(j)
Government National Mortgage Association (GNMA) II	4.000%	10/21/45	10,100,000	10,760,645	(j)

Total GNMA				346,977,172

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,521,455,451)				2,547,665,232

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.2%
Brazil - 0.2%
Federative Republic of Brazil, Notes (Cost - $44,813,829)	6.000%	8/15/50	108,393,401	BRL	$23,149,860

SENIOR LOANS - 2.5%
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.0%
Schaeffler AG, USD Term Loan B	4.250%	5/15/20	3,568,496		3,564,035	(k)(l)

Distributors - 0.0%
ABC Supply Co. Inc., Term Loan	3.500%	4/16/20	7,053,154		7,003,196	(k)(l)

Diversified Consumer Services - 0.0%
Laureate Education Inc., Term Loan B	5.000%	6/15/18	2,442,930		2,161,993	(k)(l)

Hotels, Restaurants & Leisure - 0.2%
1011778 B.C. Unlimited Liability Co., Term Loan B2	3.750%	12/12/21	13,078,642		13,041,276	(k)(l)
Aramark Services Inc., USD Term Loan F	3.250%	2/24/21	6,811,796		6,787,954	(k)(l)
Aristocrat Leisure Ltd., Term Loan B	4.750%	10/20/21	1,590,000		1,590,000	(k)(l)
CCM Merger Inc., New Term Loan B	4.500%	8/8/21	2,726,586		2,716,361	(k)(l)
Hilton Worldwide Finance LLC, USD Term Loan B2	3.500%	10/26/20	3,021,809		3,017,192	(k)(l)
Landry’s Inc., Term Loan B	4.000%	4/24/18	2,844,284		2,841,618	(k)(l)
Station Casinos LLC, Term Loan B	4.250%	3/2/20	3,426,754		3,417,574	(k)(l)

Total Hotels, Restaurants & Leisure					33,411,975

Media - 0.2%
CSC Holdings Inc., New Term Loan B	2.694%	4/17/20	5,078,201		5,045,553	(k)(l)
Univision Communications Inc., Term Loan C3	4.000%	3/1/20	437,671		433,909	(k)(l)
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	15,211,069		15,063,187	(k)(l)
Ziggo Financing Partnership, USD Term Loan B1	3.500%	1/15/22	3,997,400		3,929,112	(k)(l)
Ziggo Financing Partnership, USD Term Loan B2A	3.500%	1/15/22	2,576,000		2,531,994	(k)(l)
Ziggo Financing Partnership, USD Term Loan B3	3.500%	1/15/22	4,236,600		4,164,226	(k)(l)

Total Media					31,167,982

Multiline Retail - 0.1%
Dollar Tree Inc., Term Loan B1	3.500%	7/6/22	10,150,633		10,150,552	(k)(l)
Neiman Marcus Group Inc., 2020 Term Loan	4.250%	10/25/20	8,841,575		8,644,646	(k)(l)

Total Multiline Retail					18,795,198

Specialty Retail - 0.4%
Academy Ltd., 2015 Term Loan B	5.000%	7/1/22	10,963,665		10,896,666	(k)(l)
Michaels Stores Inc., Term Loan B	3.750%	1/28/20	7,849,325		7,824,796	(k)(l)
Party City Holdings Inc., 2015 Term Loan B	4.250%	8/19/22	12,191,137		12,165,743	(k)(l)
PetSmart Inc., Term Loan B	4.250%	3/11/22	12,668,250		12,640,545	(k)(l)
Staples Inc., Term Loan B	—	4/7/21	16,850,000		16,772,069	(m)

Total Specialty Retail					60,299,818

TOTAL CONSUMER DISCRETIONARY					156,404,197

CONSUMER STAPLES - 0.0%
Household Products - 0.0%
Sun Products Corp., New Term Loan	5.500%	3/23/20	1,946,193		1,829,421	(k)(l)

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Murray Energy Corp., Term Loan B2	7.500%	4/16/20	12,478,725		9,650,210	(k)(l)

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Star West Generation LLC, New Term Loan B	4.250%	3/13/20	2,310,417		2,293,088	(k)(l)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.2%
Air Medical Group Holdings Inc., Term Loan B	4.500%	4/28/22	5,635,875	$5,554,859	(k)(l)
Envision Healthcare Corp., Term Loan	4.000%	5/25/18	9,804,704	9,794,488	(k)(l)
MPH Acquisition Holdings LLC, Term Loan	3.750%	3/31/21	12,148,851	11,984,841	(k)(l)

Total Health Care Providers & Services				27,334,188

Pharmaceuticals - 0.2%
Akorn Inc., Term Loan B	5.500%	4/16/21	3,960,000	3,936,901	(k)(l)
DPx Holdings BV, 2014 USD Incremental Term Loan	4.250%	3/11/21	12,088,741	11,880,210	(k)(l)
Valeant Pharmaceuticals International, Term Loan B F1	4.000%	4/1/22	10,636,550	10,511,571	(k)(l)

Total Pharmaceuticals				26,328,682

TOTAL HEALTH CARE				53,662,870

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BE Aerospace Inc., 2014 Term Loan B	4.000%	12/16/21	2,981,490	2,985,962	(k)(l)

Airlines - 0.0%
American Airlines Inc., New Term Loan	3.250%	6/26/20	7,443,560	7,378,428	(k)(l)

Commercial Services & Supplies - 0.1%
ADS Waste Holdings Inc., New Term Loan	3.750%	10/9/19	4,619,788	4,558,576	(k)(l)
Brickman Group Ltd. LLC, First Lien Term Loan	4.000%	12/18/20	4,357,878	4,290,693	(k)(l)
Monitronics International Inc., New Term Loan B	4.250%	3/23/18	2,102,929	2,089,786	(k)(l)

Total Commercial Services & Supplies				10,939,055

Construction & Engineering - 0.0%
BakerCorp International Inc., New Term Loan	4.250%	2/14/20	5,794,613	5,504,882	(k)(l)

Machinery - 0.1%
Gardner Denver Inc., USD Term Loan	4.250%	7/30/20	6,340,551	5,988,295	(k)(l)
Silver II U.S. Holdings LLC, Term Loan	4.000%	12/13/19	2,750,000	2,502,500	(k)(l)

Total Machinery				8,490,795

Transportation Infrastructure - 0.0%
Flying Fortress Inc., New Term Loan	3.500%	4/30/20	5,510,000	5,494,506	(k)(l)

TOTAL INDUSTRIALS				40,793,629

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Allflex Holdings III Inc., New First Lien Term Loan	4.250%	7/17/20	2,450,000	2,407,125	(k)(l)

IT Services - 0.1%
First Data Corp., New 2018 Extended Term Loan	3.696%	3/24/18	14,556,443	14,422,247	(k)(l)
First Data Corp., New 2018 Term Loan	3.696%	9/24/18	5,000,000	4,955,210	(k)(l)

Total IT Services				19,377,457

Technology Hardware, Storage & Peripherals - 0.0%
SunGard Data Systems Inc., Term Loan E	4.000%	3/8/20	4,512,598	4,510,342	(k)(l)

TOTAL INFORMATION TECHNOLOGY				26,294,924

MATERIALS - 0.1%
Containers & Packaging - 0.0%
Berry Plastics Holding Corp., Term Loan F	—	9/10/22	2,250,000	2,243,572	(m)

Metals & Mining - 0.0%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	3.750%	6/30/19	7,067,553	5,781,258	(k)(l)

TOTAL MATERIALS				8,024,830

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	10,573,825		$10,301,549	(k)(l)
Virgin Media Investment Holdings Ltd., USD Term Loan F	3.500%	6/30/23	11,994,183		11,809,989	(k)(l)

Total Diversified Telecommunication Services					22,111,538

Wireless Telecommunication Services - 0.0%
Telesat Canada, USD Term Loan B2	3.500%	3/28/19	3,870,750		3,844,944	(k)(l)

TOTAL TELECOMMUNICATION SERVICES					25,956,481

UTILITIES - 0.3%
Electric Utilities - 0.0%
EFS Cogen Holdings I LLC, Term Loan B	3.750%	12/17/20	2,892,631		2,887,809	(k)(l)

Independent Power and Renewable Electricity Producers - 0.3%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	36,950,000		36,811,438	(k)(l)
NRG Energy Inc., Refi Term Loan B	2.750%	7/2/18	6,802,374		6,659,715	(k)(l)
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	2,763,063		2,742,340	(k)(l)

Total Independent Power and Renewable Electricity Producers					46,213,493

TOTAL UTILITIES					49,101,302

TOTAL SENIOR LOANS (Cost - $382,036,909)					374,010,952

SOVEREIGN BONDS - 8.3%
Brazil - 0.6%
Federative Republic of Brazil, Senior Bonds	5.625%	1/7/41	27,780,000		22,501,800
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	12,650,000		9,455,875
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	208,143,000	BRL	49,424,000
Federative Republic of Brazil, Senior Notes	2.625%	1/5/23	4,490,000		3,636,900

Total Brazil					85,018,575

China - 0.2%
China Government Bond, Senior Bonds	3.380%	11/21/24	115,500,000	CNY	17,778,017	(i)
China Government Bond, Senior Bonds	3.390%	5/21/25	59,000,000	CNY	9,192,792	(i)

Total China					26,970,810

Colombia - 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	15,790,000		14,763,650

Indonesia - 0.2%
Republic of Indonesia, Notes	3.750%	4/25/22	21,970,000		20,924,360	(i)
Republic of Indonesia, Notes	3.750%	4/25/22	370,000		352,390	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	310,000		337,833	(i)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	510,000		526,561	(i)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	7,620,000		7,876,946	(i)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	1,767,000		1,870,737	(a)

Total Indonesia					31,888,827

Italy - 1.8%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	3.750%	9/1/24	208,650,000	EUR	273,322,909

Mexico - 2.6%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	1,800,000		1,971,000
United Mexican States, Senior Bonds	8.000%	6/11/20	70,565,000	MXN	4,655,902
United Mexican States, Senior Bonds	6.500%	6/9/22	2,260,389,800	MXN	138,669,751
United Mexican States, Senior Bonds	10.000%	12/5/24	324,780,000	MXN	24,473,495
United Mexican States, Senior Bonds	7.750%	11/13/42	2,134,316,200	MXN	139,153,821
United Mexican States, Senior Notes	4.000%	10/2/23	374,000		380,919
United Mexican States, Senior Notes	3.600%	1/30/25	18,840,000		18,439,650
United Mexican States, Senior Notes	4.750%	3/8/44	5,528,000		5,044,300
United Mexican States, Senior Notes	5.550%	1/21/45	52,020,000		53,255,475
United Mexican States, Senior Notes	4.600%	1/23/46	1,215,000		1,081,350

Total Mexico					387,125,662

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 0.1%
Republic of Peru, Senior Bonds	6.550%	3/14/37	2,330,000		$2,673,675
Republic of Peru, Senior Bonds	5.625%	11/18/50	13,920,000		14,372,400

Total Peru					17,046,075

Poland - 1.7%
Republic of Poland, Bonds	3.250%	7/25/25	815,230,000	PLN	221,977,938
Republic of Poland, Senior Notes	4.000%	1/22/24	36,460,000		38,556,450

Total Poland					260,534,388

Portugal - 0.2%
Republic of Portugal, Notes	5.125%	10/15/24	21,700,000		22,993,754	(a)

Russia - 0.2%
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	10,476,250		12,322,689	(i)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	5,587,500		6,572,297	(a)
Russian Foreign Bond - Eurobond, Senior Notes	4.500%	4/4/22	13,800,000		13,800,000	(i)

Total Russia					32,694,986

South Africa - 0.2%
Republic of South Africa, Senior Notes	5.875%	9/16/25	28,990,000		30,874,350

Turkey - 0.4%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	5,965,000		6,225,969
Republic of Turkey, Senior Bonds	5.750%	3/22/24	17,430,000		18,066,195
Republic of Turkey, Senior Notes	6.250%	9/26/22	14,574,000		15,575,963
Republic of Turkey, Senior Notes	4.875%	4/16/43	15,900,000		13,236,750

Total Turkey					53,104,876

Uruguay - 0.0%
Republic of Uruguay, Benchmark Bonds	7.875%	1/15/33	1		1

TOTAL SOVEREIGN BONDS (Cost - $1,354,998,057)					1,236,338,863

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 18.2%
U.S. Government Agencies - 1.6%
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,585,000		3,418,140
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	45,010,000		64,985,888
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	86,850,000		80,651,516
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	13,770,000		13,205,402
Financing Corp. (FICO) Strip, Bonds	0.000%	4/5/19	320,000		304,261
Financing Corp. (FICO) Strip, Debentures	0.000%	11/30/17	1,240,000		1,215,315
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	3,895,000		3,801,181
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	14,603,000		14,210,296
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	6,598,000		6,393,667
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	11,765,000		11,465,157
Financing Corp. (FICO) Strip, Notes	0.000%	9/26/19	728,000		684,033
Residual Funding Corp. Principal Strip, Bonds	0.000%	10/15/19	1,750,000		1,639,104
Residual Funding Corp. Principal Strip, Bonds	0.000%	10/15/20	21,820,000		19,904,640
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	840,000		1,207,910
Tennessee Valley Authority, Notes	5.250%	9/15/39	16,493,000		20,462,007

Total U.S. Government Agencies					243,548,519

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - 16.6%
U.S. Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	$4,642,018
U.S. Department of Housing and Urban Development, Senior Notes	2.350%	8/1/21	10,000,000	10,186,720
U.S. Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	9,197,298
U.S. Treasury Bonds	3.375%	5/15/44	391,675,000	429,873,496
U.S. Treasury Bonds	3.000%	11/15/44	123,090,000	125,696,061
U.S. Treasury Bonds	3.000%	5/15/45	377,170,000	385,980,314
U.S. Treasury Bonds	2.875%	8/15/45	100,900,000	100,850,055
U.S. Treasury Notes	0.250%	10/31/15	150,000	150,006
U.S. Treasury Notes	0.250%	11/30/15	10,000,000	10,002,860
U.S. Treasury Notes	1.500%	7/31/16	720,000	726,862
U.S. Treasury Notes	0.625%	11/30/17	12,450,000	12,427,304
U.S. Treasury Notes	1.500%	8/31/18	1,650,000	1,677,972
U.S. Treasury Notes	1.625%	7/31/19	44,020,000	44,775,427
U.S. Treasury Notes	1.750%	9/30/19	6,760,000	6,903,298
U.S. Treasury Notes	1.500%	10/31/19	5,510,000	5,570,770
U.S. Treasury Notes	1.500%	11/30/19	76,189,000	76,998,508
U.S. Treasury Notes	1.625%	12/31/19	243,200,000	246,848,000
U.S. Treasury Notes	1.250%	1/31/20	46,750,000	46,700,071
U.S. Treasury Notes	1.625%	7/31/20	47,680,000	48,262,364
U.S. Treasury Notes	1.375%	9/30/20	107,650,000	107,624,810
U.S. Treasury Notes	2.125%	12/31/21	11,060,000	11,357,525
U.S. Treasury Notes	1.750%	3/31/22	433,420,000	434,492,281
U.S. Treasury Notes	1.875%	8/31/22	111,210,000	112,151,281
U.S. Treasury Notes	1.750%	9/30/22	72,000,000	71,962,488
U.S. Treasury Notes	2.375%	8/15/24	153,595,000	158,194,863
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	5,038,678
U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/43	26,530,000	11,619,556

Total U.S. Government Obligations				2,479,910,888

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,649,981,882)				2,723,459,407

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.2%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	10,875,976	12,820,622
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	48,457,080	42,408,764
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	53,614,250	45,161,641
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	86,336,482	84,100,540

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $194,241,676)				184,491,567

			SHARES
COMMON STOCKS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
PB Investors II LLC (Cost - $9,649,957)			80,790	0	*(e)(f)(g)

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC Capital Trust I	8.125%		454,841	11,612,091	(d)

Diversified Financial Services - 0.0%
Citigroup Capital XIII	7.875%		82,775	2,126,490	(d)

TOTAL PREFERRED STOCKS (Cost - $13,228,694)				13,738,580

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY		EXPIRATION DATE	CONTRACTS	VALUE
PURCHASED OPTIONS - 0.1%
Euro Currency Futures, Put @ $1.10		10/9/15	322	$76,475
Eurodollar Futures, Put @ $99.50		11/13/15	7,574	189,350
U.S. Dollar/Mexican Peso, Put @ 15.73MXN		10/23/15	147,500,000	25,370
U.S. Treasury 10-Year Notes Futures, Put @ $127.50		10/23/15	16	3,750
U.S. Treasury 10-Year Notes Futures, Put @ $128.00		10/23/15	508	182,563
U.S. Treasury Long-Term Bonds Futures, Call @ $154.00		10/23/15	1,216	4,807,000
U.S. Treasury Long-Term Bonds Futures, Call @ $155.00		10/23/15	645	2,076,094
U.S. Treasury Long-Term Bonds Futures, Call @ $156.00		10/23/15	452	1,165,313
U.S. Treasury Long-Term Bonds Futures, Put @ $153.00		10/23/15	504	204,750

TOTAL PURCHASED OPTIONS (Cost - $6,628,211)				8,730,664

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $15,221,789,808)				15,121,427,122

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 4.0%
U.S. Government Agencies - 3.6%
Federal Home Loan Bank (FHLB), Discount Notes	0.085%	10/16/15	25,000,000	24,999,115	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.080%	10/6/15	50,000,000	49,999,444	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	10/27/15	50,000,000	49,996,389	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	11/16/15	63,000,000	62,984,705	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.110%	12/16/15	25,000,000	24,994,200	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.200%	2/23/16	75,000,000	74,948,325	(n)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	10/1/15	45,000,000	45,000,000	(n)
Federal National Mortgage Association (FNMA), Discount Notes	0.159%	11/25/15	75,000,000	74,981,781	(n)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	1/8/16	62,500,000	62,477,625	(n)
Federal National Mortgage Association (FNMA), Discount Notes	0.220%	2/3/16	20,000,000	19,988,120	(n)
Federal National Mortgage Association (FNMA), Discount Notes	0.260%	2/10/16	55,000,000	54,965,515	(n)

Total U.S. Government Agencies (Cost - $545,301,719)				545,335,219

Repurchase Agreements - 0.3%
Deutsche Bank Securities Inc. repurchase agreement dated 9/30/15; Proceeds at maturity - $50,000,097; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/20; Market value - $51,000,000) (Cost - $50,000,000)	0.070%	10/1/15	50,000,000	50,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $595,301,719)				595,335,219

TOTAL INVESTMENTS - 105.1% (Cost - $15,817,091,527#)				15,716,762,341
Liabilities in Excess of Other Assets - (5.1)%				(763,175,218)

TOTAL NET ASSETS - 100.0%				$14,953,587,123

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of September 30, 2015.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Illiquid security.

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(i)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2015, the Fund held TBA securities with a total cost of $845,933,349.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	All or a portion of this loan is unfunded as of September 30, 2015. The interest rate for fully unfunded term loans is to be determined.

(n)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
CNY	— Chinese Yuan Renminbi
DIP	— Debtor-in-Possession
EUR	— Euro
IO	— Interest Only
MXN	— Mexican Peso
PAC	— Planned Amortization Class
PLN	— Polish Zloty
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS/ NOTIONAL PAR		VALUE
Canadian Dollar Futures, Call	10/9/15	$77.00		46		$1,150
Euro Futures, Call	10/9/15	1.16		261		8,156
Euro Futures, Put	10/9/15	1.12		594		653,400
Euro Futures, Put	11/6/15	1.10		163		169,113
Euro Futures, Put	11/6/15	1.09		698		497,325
Eurodollar Futures, Call	6/13/16	99.00		641		632,988
U.S. Dollar/Brazilian Real, Call	10/6/15	4.00	BRL	52,400,000		728,412
U.S. Dollar/Euro, Call	11/13/15	1.10		149,950,000		1,329,757
U.S. Treasury 10-Year Notes Futures, Call	10/2/15	128.00		432		357,750
U.S. Treasury 10-Year Notes Futures, Call	10/23/15	130.00		260		56,875
U.S. Treasury 10-Year Notes Futures, Call	10/23/15	129.50		517		177,719
U.S. Treasury 10-Year Notes Futures, Call	10/23/15	127.00		178		333,750
U.S. Treasury 10-Year Notes Futures, Call	10/23/15	129.00		782		415,438
U.S. Treasury 10-Year Notes Futures, Call	10/23/15	127.50		808		1,186,750
U.S. Treasury 10-Year Notes Futures, Call	10/23/15	128.50		2,682		2,095,313
U.S. Treasury 10-Year Notes Futures, Call	10/23/15	128.00		11,087		12,126,406
U.S. Treasury 10-Year Notes Futures, Call	11/20/15	129.00		328		297,250
U.S. Treasury 10-Year Notes Futures, Put	10/2/15	128.00		154		14,438
U.S. Treasury 10-Year Notes Futures, Put	10/23/15	126.00		618		38,625
U.S. Treasury 10-Year Notes Futures, Put	10/23/15	126.50		452		42,375
U.S. Treasury 10-Year Notes Futures, Put	10/23/15	127.00		435		61,172
U.S. Treasury 10-Year Notes Futures, Put	11/20/15	126.50		328		92,250
U.S. Treasury 10-Year Notes Futures, Put	11/20/15	127.00		379		148,047
U.S. Treasury Long-Term Bonds Futures, Call	10/23/15	162.00		126		57,094
U.S. Treasury Long-Term Bonds Futures, Call	10/23/15	157.00		147		296,297
U.S. Treasury Long-Term Bonds Futures, Call	10/23/15	160.00		569		488,984
U.S. Treasury Long-Term Bonds Futures, Call	10/23/15	159.00		860		994,375
U.S. Treasury Long-Term Bonds Futures, Call	10/23/15	158.00		892		1,379,813
U.S. Treasury Long-Term Bonds Futures, Put	10/23/15	150.00		109		11,922
U.S. Treasury Long-Term Bonds Futures, Put	10/23/15	154.00		132		80,438
U.S. Treasury Long-Term Bonds Futures, Put	10/23/15	156.00		200		246,800
U.S. Treasury Long-Term Bonds Futures, Put	10/23/15	152.00		1,129		299,891
U.S. Treasury Long-Term Bonds Futures, Put	10/23/15	155.00		544		476,000
U.S. Treasury Long-Term Bonds Futures, Put	11/20/15	150.00		192		105,000
Credit default swaption with Banc of America Securities LLC to sell protection on Markit CDX.NA.HY.24 Index, Put	11/18/15	100.00		37,996,200	[1]	314,290
Credit default swaption with BNP Paribas to sell protection on Markit CDX.NA.HY.24 Index, Put	11/18/15	100.00		22,116,600	[1]	182,940

TOTAL WRITTEN OPTIONS (Premiums received - $19,738,593)						$26,398,299

[1]

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Financials	—	$1,670,438,383	$0	*	$1,670,438,383
Industrials	—	164,073,082	3,353,419		167,426,501
Other corporate bonds & notes	—	2,782,632,938	—		2,782,632,938
Asset-backed securities	—	698,104,100	167,101,518		865,205,618
Collateralized mortgage obligations	—	2,504,668,764	19,469,793		2,524,138,557
Mortgage-backed securities	—	2,547,665,232	—		2,547,665,232
Non-U.S. Treasury inflation protected securities	—	23,149,860	—		23,149,860
Senior loans:
Consumer discretionary	—	149,616,243	6,787,954		156,404,197
Consumer staples	—	—	1,829,421		1,829,421
Financials	—	—	2,293,088		2,293,088
Utilities	—	46,358,962	2,742,340		49,101,302
Other senior loans		164,382,944	—		164,382,944
Sovereign bonds	—	1,236,338,863	—		1,236,338,863
U.S. government & agency obligations	—	2,723,459,407	—		2,723,459,407
U.S. Treasury inflation protected securities	—	184,491,567	—		184,491,567
Common stocks	—	—	0	*	0	*
Preferred stocks	$13,738,580	—	—		13,738,580
Purchased options	8,705,294	25,370	—		8,730,664

Total long-term investments	$22,443,874	$14,895,405,715	$203,577,533		$15,121,427,122

Short-term investments†	—	595,335,219	—		595,335,219

Total investments	$22,443,874	$15,490,740,934	$203,577,533		$15,716,762,341

Other Assets	—	$2,308,383	—		$2,308,383

Other financial instruments:
Futures contracts	$41,144,607	—	—		$41,144,607
Forward foreign currency contracts	—	$13,048,620	—		13,048,620
OTC credit default swaps on corporate issues - sell protection‡	—	1,395,866	—		1,395,866
OTC credit default swaps on corporate issues - buy Protection‡	—	78,298	—		78,298
OTC credit default swaps on credit indices - sell protection‡	—	305,556	—		305,556

Total other financial instruments	$41,144,607	$14,828,340	—		$55,972,947

Total	$63,588,481	$15,507,877,657	$203,577,533		$15,775,043,671

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Written options	$23,842,900	$2,555,399	—		$26,398,299
Futures contracts	26,449,297	—	—		26,449,297
Forward foreign currency contracts	—	19,453,705	—		19,453,705
OTC interest rate swaps‡	—	1,333,148	—		1,333,148
OTC credit default swaps on corporate issues - sell protection‡	—	95,256	—		95,256
OTC credit default swaps on corporate issues - buy protection‡	—	131,685	—		131,685
Centrally cleared interest rate swaps	—	38,818,888	—		38,818,888
Centrally cleared credit default swaps on credit indices - sell protection	—	4,194,865	—		4,194,865

Total	$50,292,197	$66,582,946	$—		$116,875,143

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BOND & NOTES
INVESTMENTS IN SECURITIES	FINANCIALS		INDUSTRIALS	ASSET BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS
Balance as of December 31, 2014	$0	*	—	$22,000,000	—
Accrued premiums/discounts	7,373		—	(2,684)	$(179)
Realized gain (loss)	—		—	36,779	—
Change in unrealized appreciation (depreciation)[1]	(7,373)		—	(1,416,347)	179
Purchases	—		—	144,315,066	19,469,793
Sales	—		—	(6,017,548)	—
Transfers into Level 3[2]	—		3,353,419	24,205,482	—
Transfers out of Level 3[3]	—		—	(16,019,231)	—

Balance as of September 30, 2015	$0	*	3,353,419	$167,101,517	$19,469,793

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015[2]	$(7,373)		—	$(1,416,347)	$179

	SENIOR LOANS
INVESTMENTS IN SECURITIES (Cont’d)	CONSUMER DISCRETIONARY	CONSUMER STAPLES	FINANCIALS	UTILITIES	COMMON STOCKS		TOTAL
Balance as of December 31, 2014	—	—	—	—	$0	*	$22,000,000
Accrued premiums/discounts	—	—	—	—	—		4,510
Realized gain (loss)	—	—	—	—	—		36,779
Change in unrealized appreciation (depreciation)[1]	—	—	—	—	—		(1,423,541)
Purchases	—	—	—	—	—		163,784,859
Sales	—	—	—	—	—		(6,017,548)
Transfers into Level 3[2]	$6,787,954	$1,829,421	$2,293,089	$2,742,340	—		41,211,705
Transfers out of Level 3[3]	—	—	—	—	—		(16,019,231)

Balance as of September 30, 2015	$6,787,954	$1,829,421	2,293,089	$2,742,340	$0	*	$203,577,533

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015[2]	—	—	—	—	—		$(1,423,541)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$347,558,692
Gross unrealized depreciation	(447,887,878)

Net unrealized depreciation	$(100,329,186)

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	6,576	6/16	$1,620,447,797	$1,633,396,200	$12,948,403
90-Day Eurodollar	4,124	12/16	1,014,778,415	1,021,257,050	6,478,635
90-Day Eurodollar	593	3/17	145,271,965	146,663,725	1,391,760
Canadian Dollar	250	12/15	18,874,563	18,720,000	(154,563)
Euro BTP	1,271	12/15	188,907,560	193,561,086	4,653,526
Euro-Bobl	2,243	12/15	321,300,140	323,366,345	2,066,205
U.S. Treasury 5-Year Notes	13,745	12/15	1,649,495,991	1,656,487,266	6,991,275
U.S. Treasury Long-Term Bonds	695	12/15	109,347,540	109,353,906	6,366
U.S. Treasury Ultra Long-Term Bonds	4,201	12/15	670,258,802	673,866,656	3,607,854

					37,989,461

Contracts to Sell:
90-Day Eurodollar	1,297	12/15	322,873,122	322,904,363	(31,241)
90-Day Eurodollar	32,621	3/16	8,099,093,819	8,112,842,700	(13,748,881)
British Pound	57	12/15	5,481,077	5,384,006	97,071
Euro	4,046	12/15	567,926,301	565,377,925	2,548,376
Euro-Bund	3,677	12/15	633,101,882	641,734,461	(8,632,579)
Japanese Yen	2,891	12/15	301,850,298	301,495,162	355,136
U.S. Treasury 2-Year Notes	676	12/15	147,755,241	148,065,125	(309,884)
U.S. Treasury 10-Year Notes	2,863	12/15	364,994,367	368,566,516	(3,572,149)

					(23,294,151)

Net unrealized appreciation on open futures contracts					$14,695,310

At September 30, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	49,345,581	EUR	44,690,000	Bank of America N.A.	10/16/15	$(601,265)
INR	949,870,000	USD	14,786,270	Barclays Bank PLC	10/16/15	(344,162)
USD	154,637,138	EUR	140,340,000	Barclays Bank PLC	10/16/15	(2,210,936)
USD	44,764,524	EUR	39,020,000	Barclays Bank PLC	10/16/15	1,154,635
USD	14,448,890	INR	949,870,000	Barclays Bank PLC	10/16/15	6,782
USD	70,186,571	MXN	1,106,621,138	Barclays Bank PLC	10/16/15	4,799,862
GBP	47,630,000	USD	72,071,335	Citibank N.A.	10/16/15	(24,159)
INR	7,928,619,500	USD	123,402,638	Citibank N.A.	10/16/15	(2,853,533)
USD	221,325,693	CNY	1,429,100,000	Citibank N.A.	10/16/15	(3,313,944)
USD	199,431,073	EUR	180,780,000	Citibank N.A.	10/16/15	(2,613,923)
USD	73,910,329	GBP	47,630,000	Citibank N.A.	10/16/15	1,863,153
USD	111,370,821	INR	7,355,619,500	Citibank N.A.	10/16/15	(466,221)
USD	8,619,134	INR	573,000,000	Citibank N.A.	10/16/15	(92,930)
USD	46,195,889	MXN	731,969,240	Citibank N.A.	10/16/15	2,946,164
USD	37,232,623	MXN	625,966,031	Citibank N.A.	10/16/15	246,290
USD	39,825,000	MXN	647,136,338	Citibank N.A.	10/27/15	1,622,195
EUR	16,000,000	USD	17,517,216	Bank of America N.A.	11/13/15	372,723
EUR	11,000,000	USD	12,284,866	Bank of America N.A.	11/13/15	14,467
USD	146,555,345	EUR	134,135,719	Bank of America N.A.	11/13/15	(3,424,645)
USD	32,729,485	EUR	30,121,006	Citibank N.A.	11/13/15	(949,450)
USD	2,211,683	EUR	1,975,001	Citibank N.A.	11/13/15	3,393
USD	3,373,320	EUR	3,000,000	Citibank N.A.	11/13/15	18,956
USD	37,519,164	EUR	34,396,638	Credit Suisse First Boston Inc.	11/13/15	(940,445)
USD	46,419,991	EUR	42,250,000	Goldman Sachs Group Inc.	11/13/15	(820,630)
USD	21,621,077	EUR	19,690,000	Morgan Stanley Co. Inc.	11/13/15	(394,729)
USD	14,407,371	EUR	13,245,526	UBS AG	11/13/15	(402,733)

Total						$(6,405,085)

Notes to Schedule of Investments (unaudited) (continued)

Abbreviations used in this table:

CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
MXN	— Mexican Peso
USD	— United States Dollar

At September 30, 2015, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Banc of America Securities LLC	$8,270,000	10/3/16	5.425% semi-annually	3-Month LIBOR	—	$(409,645)
Credit Suisse	4,880,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	(326,503)
Deutsche Bank AG	8,270,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(597,000)

Total	$21,420,000				—	$(1,333,148)

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange	$216,625,000	7/31/22	2.030% semi-annually	3-Month LIBOR	$(13,810)	$(4,046,522)
Chicago Mercantile Exchange	565,600,000	8/31/22	1.897% semi-annually	3-Month LIBOR	—	(5,599,977)
Chicago Mercantile Exchange	124,700,000	10/7/23	4.860% semi-annually	3-Month LIBOR	(6,018,707)	(22,831,530)
Chicago Mercantile Exchange	172,392,000	2/15/41	2.720% semi-annually	3-Month LIBOR	(289,715)	(6,340,859)

Total	$1,079,317,000				$(6,322,232)	$(38,818,888)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2015[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital Inc. (AES Corp., 8.000%, due 10/15/17)	$13,500,000	3/20/21	4.27%	5.000% quarterly	$467,101	$1,538,043	$(1,070,942)
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	9,680,000	6/20/21	1.06%	1.000% quarterly	(32,246)	95,964	(128,210)
Deutsche Bank AG (Berkshire Hathaway Inc., 1.900%, due 1/31/17)	24,910,000	3/20/24	0.99%	1.000% quarterly	19,409	(464,931)	484,340
Deutsche Bank AG (Ford Motor Credit Co., 5.000%, due 5/15/18)	4,450,000	9/20/17	0.49%	3.650% quarterly	277,296	—	277,296
Deutsche Bank AG (Ford Motor Credit Co., 5.000%, due 5/15/18)	3,500,000	9/20/17	0.49%	3.650% quarterly	218,098	—	218,098
Deutsche Bank AG (Metlife Inc., 4.750% due 2/8/21)	11,440,000	9/20/21	1.10%	1.000% quarterly	(63,010)	112,030	(175,040)
Goldman Sachs Group Inc. (Ford Motor Credit Co., 5.000%, due 5/15/18)	6,400,000	9/20/17	0.49%	3.770% quarterly	413,962	—	413,962

Total	$73,880,000				$1,300,610	$1,281,106	$19,504

Notes to Schedule of Investments (unaudited) (continued)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2015[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Banc of America Securities LLC (Masco Corp., 6.125%, due 10/3/16)	$8,270,000	12/20/16	0.14%	1.040% quarterly	$(91,305)	—	$(91,305)
Credit Suisse (Southwest Airlines Co., 5.125%, due 3/1/17)	4,880,000	3/20/17	0.13%	0.690% quarterly	(40,380)	—	(40,380)
Deutsche Bank AG (CenturyLink Inc., 6.000%, due 4/1/17)	8,270,000	3/20/17	1.54%	0.890% quarterly	78,298	—	78,298

Total	$21,420,000				$(53,387)	—	$(53,387)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	$1,399,493	6/25/36	4.420% monthly	$152,778	$30,506	$122,272
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	1,399,492	6/25/36	4.420% monthly	152,778	24,960	127,818

Total	$2,798,985			$305,556	$55,466	$250,090

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.HY.24 Index)	$95,259,780	6/20/20	5.000% quarterly	$2,737,820	$4,380,358	$(1,642,538)
Chicago Mercantile Exchange (Markit CDX.NA.IG.23 Index)	193,240,000	12/20/19	1.000% quarterly	1,175,672	2,432,547	(1,256,875)
Chicago Mercantile Exchange (Markit CDX.NA.IG.24 Index)	349,557,000	6/20/20	1.000% quarterly	1,867,550	3,163,002	(1,295,452)

Total	$638,056,780			$5,781,042	$9,975,907	$(4,194,865)

Notes to Schedule of Investments (unaudited) (continued)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015